UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	4/30/2012

Item 1. Schedule of Investments

Target Asset Allocation Funds/Target Conservative Allocation Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 101.7%
COMMON STOCKS — 40.7%
Aerospace & Defense — 0.8%
317	AAR Corp.	$ 4,898
1,385	Boeing Co. (The)	106,368
1,400	Embraer SA, ADR (Brazil)	48,496
465	General Dynamics Corp.	31,387
1,177	Hexcel Corp.(a)	32,226
1,600	Lockheed Martin Corp.	144,864
239	Moog, Inc. (Class A Stock)(a)	10,103
6,000	Northrop Grumman Corp.	379,680
169	Teledyne Technologies, Inc.(a)	10,921
357	Triumph Group, Inc.	22,427
1,382	United Technologies Corp.	112,826

		904,196

Air Freight & Logistics — 0.1%
732	Atlas Air Worldwide Holdings, Inc.(a)	33,709
1,000	FedEx Corp.	88,240

		121,949

Airlines
2,356	JetBlue Airways Corp.(a)	11,191

Auto Components — 0.3%
7,774	Johnson Controls, Inc.	248,535
2,800	Magna International, Inc. (Canada)	122,724

		371,259

Auto Parts & Equipment
1,182	Meritor, Inc.(a)	7,695
266	WABCO Holdings, Inc.(a)	16,766

		24,461

Automobile Manufacturers
3,965	Ford Motor Co.	44,725

Automobiles
700	Harley-Davidson, Inc.	36,631

Beverages — 0.3%
4,796	Diageo PLC (United Kingdom)	120,721
2,000	Molson Coors Brewing Co. (Class B Stock)	83,160
1,500	PepsiCo, Inc.	99,000

		302,881

Biotechnology — 0.9%
1,260	Alexion Pharmaceuticals, Inc.(a)	113,803
1,775	Amgen, Inc.	126,220
3,934	Biogen Idec, Inc.(a)	527,195
1,644	Celgene Corp.(a)	119,881
2,160	Gilead Sciences, Inc.(a)	112,342
878	Halozyme Therapeutics, Inc.(a)	7,103
329	Seattle Genetics, Inc.(a)	6,504
389	United Therapeutics Corp.(a)	17,019

		1,030,067

Building Products — 0.1%
750	A.O. Smith Corp.	35,700
525	Lennox International, Inc.	22,785
380	Owens Corning(a)	13,053

		71,538

Business Services — 0.1%
336	ICON PLC, ADR (Ireland)(a)	7,452
358	MasterCard, Inc. (Class A Stock)	161,913

		169,365

Capital Markets — 0.3%
1,235	Goldman Sachs Group, Inc. (The)	142,210
950	LPL Investment Holdings, Inc.	34,096
2,952	State Street Corp.	136,441

		312,747

Chemicals — 0.8%
369	Air Products & Chemicals, Inc.	31,546
790	Airgas, Inc.	72,396
320	Albemarle Corp.	20,896
1,190	Celanese Corp. (Class A Stock)	57,667
500	CF Industries Holdings, Inc.	96,530
1,509	Huntsman Corp.	21,367
386	Intrepid Potash, Inc.(a)	9,592
550	Kraton Performance Polymers, Inc.(a)	14,300
900	PPG Industries, Inc.	94,716
3,825	Praxair, Inc.	442,552
358	Quaker Chemical Corp.	15,537
883	Scotts Miracle-Gro Co. (The) (Class A Stock)	46,269
450	Sensient Technologies Corp.	16,718
325	TPC Group, Inc.(a)	13,644
85	Valspar Corp. (The)	4,348

		958,078

Commercial Banks — 2.0%
2,450	Associated Banc-Corp.	32,658
475	Bank of Hawaii Corp.	23,223
504	Citizens Republic Bancorp, Inc.(a)	8,502
3,418	Fifth Third Bancorp	48,638
2,080	FirstMerit Corp.	34,944
375	Hancock Holding Co.	12,067

5,884	PNC Financial Services Group, Inc.	390,227
675	Prosperity Bancshares, Inc.	31,489
17,676	Regions Financial Corp.	119,136
515	Trustmark Corp.	13,107
16,987	U.S. Bancorp	546,472
172	UMB Financial Corp.	8,265
292	United Bankshares, Inc.	7,718
1,425	Webster Financial Corp.	32,390
33,183	Wells Fargo & Co.	1,109,308

		2,418,144

Commercial Services — 0.9%
383	Acacia Research - Acacia Technologies(a)	15,703
225	Consolidated Graphics, Inc.(a)	8,998
1,700	Corrections Corp. of America(a)	49,113
970	FleetCor Technologies, Inc.(a)	38,364
851	GEO Group, Inc. (The)(a)	17,624
1,950	KAR Auction Services, Inc.(a)	35,880
750	McGrath RentCorp	22,065
451	PAREXEL International Corp.(a)	12,150
798	Sotheby’s	31,377
2,050	Verisk Analytics, Inc. (Class A Stock)(a)	100,348
5,428	Visa, Inc. (Class A Stock)	667,535
602	Waste Connections, Inc.	19,402

		1,018,559

Communications Equipment — 0.1%
4,500	Cisco Systems, Inc.	90,675

Computer Services & Software — 1.2%
5,797	Accenture PLC (Class A Stock) (Ireland)	376,515
727	Allscripts Healthcare Solutions, Inc.(a)	8,055
1,810	Autodesk, Inc.(a)	71,260
7,670	EMC Corp.(a)	216,371
944	Fortinet, Inc.(a)	24,657
74	Global Payments, Inc.	3,436
918	Google, Inc. (Class A Stock)(a)	555,601
320	Informatica Corp.(a)	14,727
475	Manhattan Associates, Inc.(a)	23,821
559	Riverbed Technology, Inc.(a)	11,029
159	salesforce.com, Inc.(a)	24,761
900	Super Micro Computer, Inc.(a)	15,885
630	VeriFone Systems, Inc.(a)	30,013

		1,376,131

Computers & Peripherals — 2.0%
3,130	Apple, Inc.(a)	1,828,671
1,694	Cognizant Technology Solutions Corp. (Class A Stock)(a)	124,204
14,825	Hewlett-Packard Co.	367,067
1,450	NetApp, Inc.(a)	56,303
1,775	QLogic Corp.(a)	30,619

		2,406,864

Construction
284	Meritage Homes Corp.(a)	8,063
325	MYR Group, Inc.(a)	5,434
205	Texas Industries, Inc.	6,890
191	URS Corp.	7,890

		28,277

Consumer Finance — 0.1%
2,300	Capital One Financial Corp.	127,604
675	First Cash Financial Services, Inc.(a)	27,648

		155,252

Consumer Products & Services — 0.3%
4,228	Estee Lauder Cos., Inc. (The) (Class A Stock)	276,300
195	Snap-on, Inc.	12,195
663	Vitamin Shoppe, Inc.(a)	31,207

		319,702

Containers & Packaging — 0.1%
725	Packaging Corp. of America	21,163
1,250	Silgan Holdings, Inc.	54,837

		76,000

Distribution/Wholesale — 0.2%
28,000	Li & Fung Ltd. (Bermuda)	59,907
610	LKQ Corp.(a)	20,404
663	W.W. Grainger, Inc.	137,785

		218,096

Diversified Consumer Services — 0.1%
6,700	H&R Block, Inc.	98,490

Diversified Financial Services — 1.3%
640	Affiliated Managers Group, Inc.(a)	72,717
2,368	American Express Co.	142,577
862	Ameriprise Financial, Inc.	46,729
18,253	Bank of America Corp.	148,032
241	BlackRock, Inc.	46,171
8,620	Citigroup, Inc.	284,805
17,335	JPMorgan Chase & Co.	745,058

		1,486,089

Diversified Operations
228	LVMH Moet Hennessy Louis Vuitton SA (France)	37,771

Diversified Telecommunication Services — 0.3%
10,614	AT&T, Inc.	349,307

Electric Utilities — 0.7%
6,401	American Electric Power Co., Inc.	248,615
4,600	Edison International	202,446
5,200	Exelon Corp.	202,852
813	NextEra Energy, Inc.	52,317
3,004	PPL Corp.	82,159

		788,389

Electronic Components — 0.1%
410	Checkpoint Systems, Inc.(a)	4,494
406	Coherent, Inc.(a)	21,356
517	DTS, Inc.(a)	16,130
142	FLIR Systems, Inc.	3,189
400	InvenSense, Inc.(a)	6,432
349	Universal Display Corp.(a)	15,695
706	Universal Electronics, Inc.(a)	11,945

		79,241

Electronic Equipment & Instruments — 0.2%
7,700	Corning, Inc.	110,495
430	EnerSys(a)	15,029
272	Itron, Inc.(a)	11,098
200	Littelfuse, Inc.	12,534
400	ScanSource, Inc.(a)	13,184
1,775	TE Connectivity Ltd. (Switzerland)	64,716

		227,056

Energy Equipment & Services — 0.9%
1,860	Cameron International Corp.(a)	95,325
1,300	Diamond Offshore Drilling, Inc.	89,115
3,020	Ensco PLC, ADR (United Kingdom)	165,043
11,183	Halliburton Co.	382,682
4,535	National Oilwell Varco, Inc.	343,572
325	Oil States International, Inc.(a)	25,863
550	Unit Corp.(a)	23,238

		1,124,838

Engineering/Construction — 0.1%
790	Fluor Corp.	45,623
1,475	MasTec, Inc.(a)	25,650

		71,273

Entertainment & Leisure — 0.1%
535	Bally Technologies, Inc.(a)	25,974
310	Life Time Fitness, Inc.(a)	14,434
981	Pinnacle Entertainment, Inc.(a)	10,889
1,020	Royal Caribbean Cruises Ltd. (Liberia)	27,917
2,183	Shuffle Master, Inc.(a)	38,574

		117,788

Environmental Control
440	Stericycle, Inc.(a)	38,104

Farming & Agriculture — 0.4%
5,741	Monsanto Co.	437,349

Financial — Bank & Trust
659	Astoria Financial Corp.	6,386
5,688	KeyCorp	45,731

		52,117

Financial Services
290	Eaton Vance Corp.	7,627
349	Jefferies Group, Inc.	5,560
113	Raymond James Financial, Inc.	4,138

		17,325

Food & Staples Retailing — 0.6%
8,528	CVS Caremark Corp.	380,519
3,600	Kroger Co. (The)	83,772
6,100	Safeway, Inc.	124,013
1,600	Wal-Mart Stores, Inc.	94,256

		682,560

Food Products — 0.3%
6,700	ConAgra Foods, Inc.	172,994
4,265	Kraft Foods, Inc. (Class A Stock)	170,045

		343,039

Foods — 0.2%
1,085	Danone (France)	76,335
390	Fresh Market, Inc. (The)(a)	19,956
710	General Mills, Inc.	27,612
793	Nestle SA (Switzerland)	48,577
750	Post Holdings, Inc.(a)	22,312
1,969	Unilever NV (Netherlands)	67,635

		262,427

Gas Utilities
1,200	Atmos Energy Corp.	39,096
244	South Jersey Industries, Inc.	12,017

		51,113

Hand/Machine Tools — 0.1%
273	Franklin Electric Co., Inc.	13,691
1,160	Stanley Black & Decker, Inc.	84,865

		98,556

Healthcare Equipment & Supplies — 0.2%
296	Cantel Medical Corp.	6,950
157	MEDNAX, Inc.(a)	11,028
2,300	Medtronic, Inc.	87,860

725	Sirona Dental Systems, Inc.(a)	36,620
650	Teleflex, Inc.	40,735
369	Thoratec Corp.(a)	12,845
1,100	Zimmer Holdings, Inc.	69,223

		265,261

Healthcare Products — 0.3%
914	Arthrocare Corp.(a)	22,814
978	Bruker Corp.(a)	14,699
411	Cepheid, Inc.(a)	15,787
478	Cooper Cos., Inc. (The)	42,145
3,618	Covidien PLC (Ireland)	199,822
280	IDEXX Laboratories, Inc.(a)	24,620
575	West Pharmaceutical Services, Inc.	25,818

		345,705

Healthcare Providers & Services — 0.2%
553	Centene Corp.(a)	21,893
4,000	CIGNA Corp.	184,920
775	LifePoint Hospitals, Inc.(a)	30,241
550	Owens & Minor, Inc.	16,082

		253,136

Healthcare Services — 0.2%
253	Air Methods Corp.(a)	21,280
326	Amedisys, Inc.(a)	4,802
512	AMERIGROUP Corp.(a)	31,621
179	Covance, Inc.(a)	8,370
361	Healthways, Inc.(a)	2,408
438	Humana, Inc.	35,338
2,902	UnitedHealth Group, Inc.	162,947

		266,766

Hotels & Motels — 0.3%
3,001	Wynn Resorts Ltd.	400,333

Hotels, Restaurants & Leisure — 0.5%
365	BJ’s Restaurants, Inc.(a)	15,764
1,100	Carnival Corp. (Panama)	35,739
475	Choice Hotels International, Inc.	17,870
1,610	Las Vegas Sands Corp.	89,339
4,803	McDonald’s Corp.	468,052
943	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	10,081

		636,845

Household Products — 0.2%
78	Helen of Troy Ltd. (Bermuda)(a)	2,699
2,400	Kimberly-Clark Corp.	188,328
425	WD-40 Co.	19,159

		210,186

Independent Power Production
3,100	NRG Energy, Inc.(a)	52,700

Industrial Conglomerates — 0.4%
22,698	General Electric Co.	444,427

Insurance — 1.5%
997	ACE Ltd. (Switzerland)	75,742
12,300	Allstate Corp. (The)	409,959
1,725	American Equity Investment Life Holding Co.	21,148
7,000	American International Group, Inc.(a)	238,210
3,100	CNO Financial Group, Inc.(a)	22,537
89	Delphi Financial Group, Inc. (Class A Stock)	4,042
1,512	HCC Insurance Holdings, Inc.	48,324
9,835	MetLife, Inc.	354,355
462	Protective Life Corp.	13,518
61	Reinsurance Group of America, Inc.	3,547
253	State Auto Financial Corp.	3,625
1,300	Tower Group, Inc.	28,054
4,388	Travelers Cos., Inc. (The)	282,236
236	United Fire Group, Inc.	4,064
5,700	Unum Group	135,318
509	Validus Holdings Ltd. (Bermuda)(a)	16,543
7,126	XL Group PLC (Ireland)	153,280

		1,814,502

Internet & Catalog Retail — 0.6%
647	Amazon.com, Inc.(a)	150,039
778	priceline.com, Inc.(a)	591,918

		741,957

Internet Services — 0.3%
460	Digital River, Inc.(a)	8,653
644	F5 Networks, Inc.(a)	86,251
792	LinkedIn Corp. (Class A Stock)(a)	85,892
2,689	Monster Worldwide, Inc.(a)	23,206
925	Sapient Corp.	11,072
567	TIBCO Software, Inc.(a)	18,654
2,915	Youku.com, Inc., ADR (Cayman Islands)(a)	70,077

		303,805

Internet Software & Services — 0.6%
3,400	Baidu, Inc., ADR (Cayman Islands)(a)	451,180
8,196	Oracle Corp.	240,880
810	VeriSign, Inc.	33,299

		725,359

Investment Companies — 0.1%
203,000	Hutchison Port Holdings Trust (Singapore)	153,265
698	KKR Financial Holdings LLC	6,338

		159,603

IT Services — 0.2%
1,375	Broadridge Financial Solutions, Inc.	31,914
275	CACI International, Inc. (Class A Stock)(a)	16,811
1,033	International Business Machines Corp.	213,913

		262,638

Leisure Equipment & Products — 0.1%
2,700	Mattel, Inc.	90,720
629	Polaris Industries, Inc.	49,968

		140,688

Life Sciences Tools & Services — 0.2%
3,644	Thermo Fisher Scientific, Inc.	202,789

Machinery — 0.7%
1,475	Actuant Corp. (Class A Stock)	40,223
2,959	Cummins, Inc.	342,741
598	Deere & Co.	49,251
3,954	PACCAR, Inc.	169,864
1,100	Parker Hannifin Corp.	96,459
261	Regal-Beloit Corp.	17,654
685	Terex Corp.(a)	15,509
228	Twin Disc, Inc.	5,000
275	Valmont Industries, Inc.	34,081

		770,782

Manufacturing — 0.5%
279	Colfax Corp.(a)	9,455
7,988	Danaher Corp.	433,109
318	Harsco Corp.	7,092
2,956	Honeywell International, Inc.	179,311

		628,967

Media — 1.1%
2,800	CBS Corp. (Class B Stock)	93,380
2,267	Comcast Corp. (Class A Stock)	68,758
9,806	Comcast Corp. (Special Class A Stock)	292,513
1,230	Discovery Communications, Inc. (Class A Stock)(a)	66,937
1,100	Interpublic Group of Cos., Inc. (The)	12,991
4,940	News Corp. (Class A Stock)	96,824
6,047	Time Warner, Inc.	226,521
3,120	Viacom, Inc. (Class B Stock)	144,737
4,958	Walt Disney Co. (The)	213,739
675	Wiley, (John) & Sons, Inc. (Class A Stock)	30,503

		1,246,903

Medical Supplies & Equipment
621	Quality Systems, Inc.	23,225

Metals & Mining — 0.8%
408	AMCOL International Corp.	13,448
966	BHP Billiton Ltd., ADR (Australia)	71,774
7,632	Freeport-McMoRan Copper & Gold, Inc.	292,305
750	Globe Specialty Metals, Inc.	10,005
690	Joy Global, Inc.	48,831
422	Northwest Pipe Co.(a)	8,782
2,591	Precision Castparts Corp.	456,975
724	RTI International Metals, Inc.(a)	17,774
86	Timken Co.	4,860
939	Titanium Metals Corp.	13,869

		938,623

Miscellaneous Manufacturers
742	Polypore International, Inc.(a)	27,714

Multi-Line Retail — 0.1%
2,000	JC Penney Co., Inc.	72,120
2,000	Kohl’s Corp.	100,260

		172,380

Multi-Utilities — 0.2%
5,500	Public Service Enterprise Group, Inc.	171,325
1,559	Sempra Energy	100,930

		272,255

Office Electronics — 0.2%
24,400	Xerox Corp.	189,832

Oil, Gas & Consumable Fuels — 3.1%
547	Anadarko Petroleum Corp.	40,046
2,042	Apache Corp.	195,909
2,100	Cabot Oil & Gas Corp.	73,794
5,000	Chesapeake Energy Corp.	92,200
4,064	Chevron Corp.	433,060
5,867	ConocoPhillips	420,253
802	Continental Resources, Inc.(a)	71,579
285	Core Laboratories NV (Netherlands)	39,039
1,300	Devon Energy Corp.	90,805
1,340	Dresser-Rand Group, Inc.(a)	65,231
177	Dril-Quip, Inc.(a)	11,928
430	EOG Resources, Inc.	47,218
650	EQT Corp.	32,383
1,629	Exxon Mobil Corp.	140,648
750	FMC Technologies, Inc.(a)	35,250
323	Gulfport Energy Corp.(a)	8,466
991	Hess Corp.	51,671
805	Lufkin Industries, Inc.	61,856
6,378	Marathon Oil Corp.	187,131
974	National Grid PLC, ADR (United Kingdom)	52,684
1,010	Noble Energy, Inc.	100,313
1,539	Oasis Petroleum, Inc.(a)	50,895
6,254	Occidental Petroleum Corp.	570,490
445	Ocean Rig UDW, Inc. (Marshall Islands)(a)	7,756
730	Oceaneering International, Inc.	37,690

51	ONEOK, Inc.	4,380
3,975	Peabody Energy Corp.	123,662
367	Pioneer Natural Resources Co.	42,506
370	Range Resources Corp.	24,664
2,800	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	205,408
565	Schlumberger Ltd. (Netherlands)	41,889
500	SM Energy Co.	33,055
387	Swift Energy Co.(a)	11,707
4,100	Total SA, ADR (France)	197,251
3,800	Valero Energy Corp.	93,860
308	WGL Holdings, Inc.	12,354

		3,709,031

Paper & Forest Products — 0.1%
5,000	International Paper Co.	166,550

Pharmaceuticals — 2.9%
3,470	Abbott Laboratories	215,348
3,654	Allergan, Inc.	350,784
1,100	AstraZeneca PLC, ADR (United Kingdom)	48,290
227	BioMarin Pharmaceutical, Inc.(a)	7,877
6,293	Bristol-Myers Squibb Co.	209,997
323	Catalyst Health Solutions, Inc.(a)	27,898
3,700	Eli Lilly & Co.	153,143
4,210	Express Scripts Holding Co.(a)	234,876
8,735	Johnson & Johnson	568,561
5,621	Mead Johnson Nutrition Co.	480,933
10,329	Merck & Co., Inc.	405,310
1,400	Novartis AG, ADR (Switzerland)	77,238
365	Onyx Pharmaceuticals, Inc.(a)	16,611
23,978	Pfizer, Inc.	549,816
396	Salix Pharmaceuticals Ltd.(a)	19,562
2,000	Sanofi, ADR (France)	76,360
410	SXC Health Solutions Corp. (Canada)(a)	37,138
407	Theravance, Inc.(a)	8,807

		3,488,549

Professional Services — 0.1%
661	Duff & Phelps Corp. (Class A Stock)	10,510
1,200	Manpower, Inc.	51,120
675	Towers Watson & Co. (Class A Stock)	44,145

		105,775

Real Estate
470	Jones Lang LaSalle, Inc.	37,572

Real Estate Investment Trusts — 0.7%
3,240	American Tower Corp.	212,479
18,500	Annaly Capital Management, Inc.	301,920
571	AvalonBay Communities, Inc.	83,023
756	Boston Properties, Inc.	81,837
533	First Potomac Realty Trust	6,631
1,000	Highwoods Properties, Inc.	34,730

450	LaSalle Hotel Properties	13,235
984	Medical Properties Trust, Inc.	9,230
412	Redwood Trust, Inc.	4,812
554	Simon Property Group, Inc.	86,202
765	Two Harbors Investment Corp.	8,002

		842,101

Retail & Merchandising — 3.3%
169	AutoZone, Inc.(a)	66,951
553	Bed Bath & Beyond, Inc.(a)	38,926
875	Big Lots, Inc.(a)	32,060
704	Cash America International, Inc.	32,912
694	Chico’s FAS, Inc.	10,660
34,085	Cie Financiere Richemont SA, ADR (Switzerland)	208,941
1,210	Costco Wholesale Corp.	106,686
1,420	Dollar General Corp.(a)	67,393
823	Dollar Tree, Inc.(a)	83,666
243	EZCORP, Inc. (Class A Stock)(a)	6,510
712	Genesco, Inc.(a)	53,400
712	GNC Holdings, Inc. (Class A Stock)	27,811
5,282	Home Depot, Inc. (The)	273,555
2,900	Limited Brands, Inc.	144,130
981	Lululemon Athletica, Inc.(a)	72,731
1,516	Macy’s, Inc.	62,186
2,554	O’Reilly Automotive, Inc.(a)	269,345
625	Penske Automotive Group, Inc.	16,525
1,140	PetSmart, Inc.	66,416
2,350	Ross Stores, Inc.	144,737
9,449	Starbucks Corp.	542,184
3,447	Target Corp.	199,719
660	Tiffany & Co.	45,184
21,137	TJX Cos., Inc. (The)	881,624
510	Tractor Supply Co.	50,189
2,124	Urban Outfitters, Inc.(a)	61,511
4,443	Yum! Brands, Inc.	323,139

		3,889,091

Road & Rail
326	Landstar System, Inc.	17,464
975	Werner Enterprises, Inc.	23,029

		40,493

Semiconductors — 0.4%
1,970	Altera Corp.	70,073
783	ASML Holding NV (Netherlands)	39,925
2,363	Broadcom Corp. (Class A Stock)(a)	86,486
203	Cabot Microelectronics Corp.	6,979
512	Cavium, Inc.(a)	14,981
555	Cymer, Inc.(a)	28,771
1,125	Fairchild Semiconductor International, Inc.(a)	15,941
400	Hittite Microwave Corp.(a)	21,416
1,600	Microsemi Corp.(a)	34,432
244	OYO Geospace Corp.(a)	28,114

4,250	RF Micro Devices, Inc.(a)	18,403
500	Semtech Corp.(a)	13,630
2,161	Teradyne, Inc.(a)	37,191

		416,342

Semiconductors & Semiconductor Equipment — 0.3%
9,500	Intel Corp.	269,800
2,000	KLA-Tencor Corp.	104,300
879	Veeco Instruments, Inc.(a)	26,537

		400,637

Shipbuilding
250	Huntington Ingalls Industries, Inc.(a)	9,862

Software — 1.3%
227	ANSYS, Inc.(a)	15,225
5,464	CA, Inc.	144,359
879	Cerner Corp.(a)	71,278
5,851	Check Point Software Technologies Ltd. (Israel)(a)	340,119
670	Citrix Systems, Inc.(a)	57,359
2,122	Compuware Corp.(a)	18,504
878	MedAssets, Inc.(a)	11,072
18,603	Microsoft Corp.	595,668
400	Nuance Communications, Inc.(a)	9,776
472	OPNET Technologies, Inc.	10,931
1,460	Parametric Technology Corp.(a)	31,507
468	Progress Software Corp.(a)	10,829
627	QLIK Technologies, Inc.(a)	18,064
1,150	Red Hat, Inc.(a)	68,551
775	Verint Systems, Inc.(a)	23,436
775	VMware, Inc. (Class A Stock)(a)	86,583

		1,513,261

Specialty Retail — 0.2%
1,608	Aaron’s, Inc.	43,689
425	DSW, Inc. (Class A Stock)	23,911
326	Francesca’s Holdings Corp.(a)	10,220
3,500	Gap, Inc. (The)	99,750
325	Group 1 Automotive, Inc.	18,811
675	Lithia Motors, Inc. (Class A Stock)	18,110
294	Sally Beauty Holdings, Inc.(a)	7,821

		222,312

Telecommunications — 0.6%
1,159	Arris Group, Inc.(a)	14,986
1,636	CenturyLink, Inc.	63,084
294	EZchip Semiconductor Ltd. (Israel)(a)	11,828
331	IPG Photonics Corp.(a)	16,020
1,190	Juniper Networks, Inc.(a)	25,502
564	NICE Systems Ltd., ADR (Israel)(a)	21,669
8,049	QUALCOMM, Inc.	513,848
57	SBA Communications Corp. (Class A Stock)(a)	3,063

		670,000

Textiles, Apparel & Luxury Goods — 0.8%
3,448	Coach, Inc.	252,256
1,114	Deckers Outdoor Corp.(a)	56,825
4,887	NIKE, Inc. (Class B Stock)	546,709
62	PVH Corp.	5,505
441	Steven Madden Ltd.(a)	19,056
408	VF Corp.	62,036
700	Wolverine World Wide, Inc.	29,365

		971,752

Thrifts & Mortgage Finance — 0.1%
2,600	Capitol Federal Financial, Inc.	30,706
1,850	Washington Federal, Inc.	32,449

		63,155

Tobacco — 0.3%
2,900	Altria Group, Inc.	93,409
330	Lorillard, Inc.	44,646
2,168	Philip Morris International, Inc.	194,057

		332,112

Trading Companies & Distributors — 0.1%
955	United Rentals, Inc.(a)	44,579
700	WESCO International, Inc.(a)	46,473

		91,052

Transportation — 0.7%
310	Bristow Group, Inc.	15,144
1,785	Expeditors International of Washington, Inc.	71,400
920	Kansas City Southern	70,858
545	Quality Distribution, Inc.(a)	6,088
5,730	Union Pacific Corp.	644,281

		807,771

Utilities
820	PG&E Corp.	36,228

Wireless Telecommunication Services — 0.2%
10,443	Vodafone Group PLC, ADR (United Kingdom)	290,629

	TOTAL COMMON STOCKS (cost $36,539,389)	48,431,276

PREFERRED STOCK — 0.1%
Commercial Banks
2,650	Wells Fargo & Co., Series J, 8.00% (cost $50,782)	78,281

UNAFFILIATED MUTUAL FUND
Capital Markets
3,175	Ares Capital Corp. (cost $43,000)	50,927

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.1%
AAA(c)		$274	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.589%(b), 06/25/34	203,650
NR	EUR	188	Magnolia Funding Ltd., Series 2010-1A, Class A1 (United Kingdom) 3.00%, 04/20/17	250,145
C		88	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.299%(b), 10/25/37	18,380
AAA(c)		250	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.998%(b), 02/16/19	249,192
Aaa		1,073	SLM Student Loan Trust, Series 2008-9, Class A 1.966%(b), 04/25/23	1,108,916
Caa3		56	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.299%(b), 11/25/36	15,706
Aaa		700	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A (Cayman Islands) 0.686%(b), 07/22/21	654,498

			TOTAL ASSET-BACKED SECURITIES (cost $2,647,329)	2,500,487

CORPORATE BONDS — 21.8%
Airlines — 0.3%
Ba2		300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	307,125

Automobile Manufacturers — 1.3%
A2		800	BMW US Capital LLC, Gtd. Notes, MTN 0.924%(b), 12/21/12	798,995
A3		700	Daimler Finance North America LLC, Gtd. Notes, 144A 1.083%(b), 03/28/14	695,503

				1,494,498

Building & Construction — 0.5%
Ba3		600	Urbi Desarrollos Urbanos SAB de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	620,250

Capital Markets — 1.8%
A1	AUD	1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 4.74%(b), 04/12/16	1,438,994
A2		700	Morgan Stanley, Sr. Unsec’d. Notes 1.446%(b), 04/29/13	690,807

				2,129,801

Diversified Financial Services — 3.2%
Baa1	200	AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland) 8.70%, 08/07/18	247,000
A3	1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,552,053
Ba1	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	216,770
Ba1	500	7.00%, 10/01/13	534,971
Ba3	700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	770,000
Aa3	500	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	523,676

			3,844,470

Electric Utilities — 0.6%
Baa1	600	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	709,843

Financial — Bank & Trust — 3.8%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	99,694
BBB(c)	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.574%(b), 03/18/14	596,166
Baa1	800	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	802,538
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	105,388
A1	700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	715,970
Ba1	800	Jr. Sub. Notes, 144A 12.00%(b), 12/29/49	844,680
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	758,217
A2	600	Royal Bank of Scotland PLC, (The), Bank Gtd. Notes (United Kingdom) 4.375%, 03/16/16	612,122

			4,534,775

Financial Services — 2.2%
B1	600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	687,315
NR	500	Lehman Brothers Holdings, Inc.,(d) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	124,375
NR	400	6.875%, 05/02/18	101,000
Baa1	100	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	100,978
Baa1	500	6.875%, 04/25/18	557,171

Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	663,000
Aa3	400	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	418,784

			2,652,623

Food Products — 0.6%
Baa1	700	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	701,846

Healthcare Providers & Services — 0.5%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	576,767

Insurance — 0.8%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	605,815
Baa1	300	Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	329,940

			935,755

IT Services — 0.4%
A2	500	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	530,433

Metals & Mining — 1.6%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	664,500
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,176,089

			1,840,589

Oil, Gas & Consumable Fuels — 1.2%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	423,067
A2	300	4.50%, 10/01/20	333,344
Baa1	500	Pride International, Inc., Gtd. Notes 7.875%, 08/15/40	700,841

			1,457,252

Pharmaceuticals — 0.2%
B1	300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	291,750

Tobacco — 0.8%
Baa1	700	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	950,486

Transportation — 2.0%
Baa3		2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,326,994

			TOTAL CORPORATE BONDS (cost $24,032,032)	25,905,257

FOREIGN GOVERNMENT BONDS — 4.6%
Aaa	AUD	900	Australia Government, Sr. Unsec’d. Notes (Australia) 5.25%, 03/15/19	1,044,949
Aaa	AUD	1,100	5.50%, 01/21/18	1,278,076
Aaa	AUD	400	6.00%, 02/15/17	469,773
Aaa	CAD	300	Canadian Government, Bonds (Canada) 3.25%, 06/01/21	333,725
Aaa		700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway) 2.375%, 01/19/16	727,342
Baa3	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	893,424
Baa1		700	Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, 144A (Ireland) 5.375%, 02/13/17	729,750

			TOTAL FOREIGN GOVERNMENT BONDS (cost $5,056,699)	5,477,039

MUNICIPAL BONDS — 1.2%
California — 0.4%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	463,068

Illinois 0.5%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	243,118
Aa3		300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	364,677

				607,795

Texas — 0.3%
AAA(c)		300	Dallas County Hospital District, Series B, General Obligation Limited 6.171%, 08/15/34	346,356

			TOTAL MUNICIPAL BONDS (cost $1,200,000)	1,417,219

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Ca		275	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.429%(b), 05/25/46	151,479
CCC(c)		134	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 3.998%(b), 05/25/47	89,446
Caa1		151	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.817%(b), 05/25/35	128,440
Ca		305	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.45%(b), 07/20/46	122,594

Aaa	13	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	14,560
Aaa	407	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.549%(b), 07/25/44	417,776
Aaa	44	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	48,093
AAA(c)	179	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.653%(b), 09/25/35	173,108
C	780	Series 2006-OA1, Class 2A2 0.499%(b), 08/25/46	139,515
Caa1	579	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.594%(b), 04/25/37	499,575
Aaa	200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.867%(b), 07/15/42	200,838
Aaa	EUR 500	Series 2011-1A, Class 1A3, 144A 2.057%(b), 07/15/42	664,611
NR	99	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.812%(b), 01/15/30	117,842
Caa1	277	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 2.706%(b), 11/25/46	211,118
Caa3	283	Series 2007-OA2, Class 1A 0.859%(b), 03/25/47	167,983

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,686,020)	3,146,978

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.0%
	7	Federal Home Loan Mortgage Corp. 2.482%(b), 08/01/23	6,856
	217	2.501%(b), 03/01/36	231,589
	95	5.50%, 01/01/38	104,092
	328	Federal National Mortgage Assoc. 2.303%(b), 06/01/35	348,728
	7,919	3.50%, 08/01/40-11/01/41	8,232,885
	6,000	3.50%, TBA	6,330,000
	37	3.959%(b), 05/01/36	39,717
	1,213	4.00%, 05/01/24	1,290,316
	1,000	4.00%, TBA	1,063,438
	1,274	4.50%, 04/01/24-01/01/26	1,372,062
	1,000	4.50%, TBA	1,073,750
	25	5.00%, 06/01/23	27,486
	179	5.50%, 12/01/36	195,528
	36	7.50%, 01/01/32	37,107
	4	Government National Mortgage Assoc. 1.625%(b), 09/20/22	4,476
	1,000	3.50%, TBA	1,050,312
	28	4.50%, 08/15/33-09/15/33	30,416
	37	8.50%, 02/20/30-06/15/30	43,789

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $21,037,873)	21,482,547

U.S. TREASURY OBLIGATIONS — 10.6%
2,500	U.S. Treasury Bonds 2.00%, 11/15/21(e)	2,527,345
300	2.125%, 08/15/21	307,688
1,200	3.125%, 11/15/41	1,203,750
1,400	3.75%, 08/15/41	1,580,687
200	4.375%, 02/15/38-11/15/39	250,500
100	7.50%, 11/15/24	157,875
36	8.125%, 05/15/21	55,488
2,300	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	2,419,055
200	2.125%, 02/15/41	285,751
300	2.50%, 01/15/29	433,489
100	U.S. Treasury Notes 0.875%, 02/28/17	100,484
300	2.00%, 02/15/22	302,250
700	2.125%, 12/31/15	740,687
100	2.375%, 05/31/18	107,633
1,338	2.625%, 08/15/20-11/15/20	1,441,766
600	3.375%, 11/15/19	683,813

	TOTAL U.S. TREASURY OBLIGATIONS (cost $12,289,758)	12,598,261

	TOTAL LONG-TERM INVESTMENTS (cost $106,582,882)	121,088,272

SHORT-TERM INVESTMENTS — 6.3%
REPURCHASE AGREEMENT(i) — 0.7%
800	Deutsche Bank Securities, Inc., 0.18%, dated 04/30/12 due 05/01/12 in the amount of $800,004 (cost $800,000)	800,000

U.S. TREASURY OBLIGATIONS(g) — 2.4%
100	U.S. Treasury Bills 0.08%, 09/20/12	99,950
300	0.09%, 08/23/12	299,898
300	0.124%, 09/13/12	299,859
200	0.135%, 09/06/12	199,915
27	0.143%, 05/03/12	27,000
2,000	0.15%, 09/27/12	1,998,946

	TOTAL U.S. TREASURY OBLIGATIONS (cost $2,925,345)	2,925,568

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.2%
3,861,745	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,861,745)(f)		3,861,745

	TOTAL SHORT-TERM INVESTMENTS (cost $7,587,090)		7,587,313

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIY SOLD SHORT—108.1% (cost $114,169,972)(h)		128,675,585

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a)(j)
Call Options
$ 200	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(2,103)
3,000	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(31,547)

			(33,650)

Put Options
200	Interest Rate Swap Options, Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(2,658)
3,000	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(39,872)

			(42,530)

	TOTAL OPTIONS WRITTEN (premiums received $99,480)		(76,180)

Principal Amount (000)#
SECURITY SOLD SHORT — (0.9)%
U.S. GOVERNMENT AGENCY OBLIGATION
1,000	Federal National Mortgage Assoc. (proceeds received ($1,020,938)) 3.50%, TBA		(1,038,281)

	TOTAL INVESTMENTS, AFTER OPTIONS WRITTEN AND SECURITY SOLD SHORT—107.1% (cost $113,049,554)		127,561,124
	LIABILITIES IN EXCESS OF OTHER ASSETS(k)—(7.1)%		(8,501,142)

	NET ASSETS —100%		$119,059,982

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR—American Depositary Receipt
CDO—Collaterlized Debt Obligation
CLO—Collateralized Loan Obligations
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
NR—Not Rated by Moody’s or Standard & Poor’s
SLM—Student Loan Mortgage
TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Rates shown are the effective yields at purchase date.
(h)	The United States federal income tax basis of the Schedule of Investments was $117,311,763; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,363,822 (gross unrealized appreciation $12,899,977; gross unrealized depreciation $1,536,155). The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(i)	Repurchase agreement is collateralized by U.S. Treasury Notes (coupon rate 1.50%, maturity date 08/31/18), with the aggregate value, including accrued interest of $818,369.
(j)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of April 30, 2012.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Depreciation(1)
	Short Positions:
29	5 Year U.S. Treasury Notes	Jun. 2012	$3,571,531	$3,590,109	$(18,578)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2012.

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 05/17/12	Deutsche Bank	AUD	43	$44,671	$44,715	$44
Chinese Yuan, Expiring 06/01/12	BNP Paribas	CNY	383	60,269	60,651	382

Expiring 06/01/12	Citigroup Global Markets	CNY	497	78,016	78,628	612
Expiring 02/01/13	Barclays Capital Group	CNY	13,295	2,108,628	2,098,538	(10,090)
Expiring 02/01/13	Deutsche Bank	CNY	291	46,248	45,939	(309)
Expiring 02/01/13	Deutsche Bank	CNY	27	4,186	4,187	1
Expiring 02/01/13	Goldman Sachs & Co.	CNY	797	127,000	125,751	(1,249)
Expiring 02/01/13	JPMorgan Chase	CNY	718	114,373	113,356	(1,017)
Expiring 08/05/13	Deutsche Bank	CNY	743	118,602	117,002	(1,600)
Euro, Expiring 06/14/12	Barclays Capital Group	EUR	46	60,465	60,902	437
Expiring 07/16/12	Barclays Capital Group	EUR	29	38,052	38,404	352
Indian Rupee, Expiring 07/12/12	JPMorgan Chase	INR	26,241	564,571	490,091	(74,480)
Mexican Peso, Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	8,341	649,277	637,489	(11,788)
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	40	3,082	3,042	(40)
New Taiwanese Dollar, Expiring 06/05/12	UBS Securities	TWD	13,711	465,944	469,494	3,550
Norwegian Krone, Expiring 05/24/12	Barclays Capital Group	NOK	635	109,581	110,848	1,267
Expiring 05/24/12	Hong Kong & Shanghai Bank	NOK	635	109,577	110,848	1,271
Expiring 05/24/12	Royal Bank of Canada	NOK	634	109,410	110,673	1,263
Singapore Dollar, Expiring 05/15/12	UBS Securities	SGD	1	644	659	15

				$4,812,596	$4,721,217	$(91,379)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 05/17/12	Hong Kong & Shanghai Bank	AUD	5,072	$5,298,718	$5,274,286	$24,432
Brazilian Real, Expiring 06/04/12	Morgan Stanley	BRL	2,025	1,158,909	1,054,393	104,516
British Pound, Expiring 06/12/12	UBS Securities	GBP	291	458,621	472,132	(13,511)

Canadian Dollar, Expiring 06/21/12	Barclays Capital Group	CAD	321	324,064	324,560	(496)
Euro, Expiring 06/14/12	Barclays Capital Group	EUR	13	17,218	17,212	6
Expiring 07/16/12	UBS Securities	EUR	1,808	2,359,964	2,394,275	(34,311)
Japanese Yen, Expiring 06/07/12	Barclays Capital Group	JPY	20,372	247,923	255,249	(7,326)
South Korean Won, Expiring 07/12/12	UBS Securities	KRW	5,713	5,067	5,030	37

				$9,870,484	$9,797,137	$73,347

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2012.

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$2,300	06/20/17	4.850%	3 month LIBOR(2)	(39,527)	(25,427)	(14,100)	Deutsche Bank
	1,200	06/20/17	4.850%	3 month LIBOR(2)	(20,623)	(13,019)	(7,604)	Goldman Sachs & Co.
AUD	400	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	29,670	(1,542)	31,212	Barclays Bank PLC
AUD	200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	14,834	(690)	15,524	Deutsche Bank
BRL	2,900	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	92,166	(6,230)	98,396	Goldman Sachs & Co.
BRL	2,100	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	67,545	296	67,249	Barclays Bank PLC
BRL	300	01/02/14	10.580%	Brazilian overnight interbank lending rate(1)	3,777	(326)	4,103	Morgan Stanley & Co.
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	18,876	—	18,876	Bank of America Securities LLC
BRL	1,900	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	13,164	478	12,686	UBS AG
BRL	1,500	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	10,556	—	10,556	Goldman Sachs & Co.
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	1,387	46	1,341	Morgan Stanley & Co.
MXN	8,400	03/05/13	6.500%	28 day Mexican interbank rate(1)	10,586	(152)	10,738	Morgan Stanley & Co.
MXN	7,300	06/02/21	7.500%	28 day Mexican interbank rate(1)	49,284	22,839	26,445	UBS AG
Exchange-traded swap agreements:
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	46,566	(7,203)	53,769	—

					$298,261	$(30,930)	$329,191

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,500	$(96,622)	$—	$(96,622)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	(30,361)	—	(30,361)	Morgan Stanley & Co.

				$(126,983)	$—	$(126,983)

The Fund entered into credit default swap agreements on corporate issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Cardinal Health Inc.,	06/20/17	0.560%	$500	$(4,136)	$—	$(4,136)	UBS AG
Con-way, Inc.,	03/20/18	1.830%	2,000	84,555	—	84,555	Bank of America Securities LLC
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	776	(11,805)	(20,471)	8,666	Citigroup, Inc.
Dow Jones CDX IG5 Index	12/20/12	0.140%	2,100	18	—	18	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	700	6	—	6	Morgan Stanley & Co.
Dow Jones iTraxx 16	12/20/16	1.000%	200	4,292	3,736	556	Citigroup, Inc.
Embarq Corp.	06/20/13	1.000%	200	(1,904)	(1,094)	(810)	Barclays Bank PLC
Embarq Corp.	03/20/14	1.250%	400	(6,589)	—	(6,589)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(3,375)	—	(3,375)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	100	(1,998)	—	(1,998)	Deutsche Bank
Spectra Energy Capital	06/20/18	0.840%	1,000	24,645	—	24,645	Deutsche Bank
Vertical CDO, Ltd.	02/09/46	2.200%	600	552,332	—	552,332	Citigroup, Inc.
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,453	86,485	198,344	(111,859)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	10,454	(194,069)	94,242	(288,311)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	6,195	(69,423)	(28,645)	(40,778)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	2,100	(22,401)	9,434	(31,835)	—

				$436,633	$255,546	$181,087

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,431,276	$—	$—
Preferred Stock	78,281	—	—
Unaffiliated Mutual Fund	50,927	—	—
Asset-Backed Securities	—	2,250,342	250,145
Corporate Bonds	—	25,905,257	—
Foreign Government Bonds	—	5,477,039	—
Municipal Bonds	—	1,417,219	—
Residential Mortgage-Backed Securities	—	3,146,978	—
U.S. Government Agency Obligations	—	21,482,547	—
U.S. Treasury Obligations	—	15,523,829	—
Repurchase Agreement	—	800,000	—
Affiliated Money Market Mutual Fund	3,861,745	—	—
Options Written	—	(76,180)	—
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(1,038,281)	—
Other Financial Instruments*
Futures	(18,578)	—	—
Forward foreign currency exchange contracts	—	(18,032)	—
Interest rate swap agreements	53,769	275,422	—
Credit default swap agreements	(472,783)	(25,445)	552,332

Total	$51,984,637	$75,120,695	$802,477

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Target Asset Allocation Funds/Target Growth Allocation Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 96.2%
Aerospace & Defense — 2.2%
1,322	AAR Corp.	$ 20,425
37,600	BAE Systems PLC (United Kingdom)	180,134
4,130	Boeing Co. (The)	317,184
2,000	Elbit Systems Ltd. (Israel)	73,046
8,120	Embraer SA, ADR (Brazil)	281,277
7,800	Finmeccanica SpA (Italy)	33,514
1,336	General Dynamics Corp.	90,180
4,664	Hexcel Corp.*	127,700
8,356	Honeywell International, Inc.	506,875
766	Huntington Ingalls Industries, Inc.*	30,219
4,600	Lockheed Martin Corp.	416,484
1,025	Moog, Inc. (Class A Stock)*	43,327
17,400	Northrop Grumman Corp.	1,101,072
13,610	Rolls-Royce Holdings PLC (United Kingdom)*	181,892
700	Teledyne Technologies, Inc.*	45,234
1,325	Triumph Group, Inc.	83,237
3,972	United Technologies Corp.	324,274

		3,856,074

Air Freight & Logistics — 0.2%
1,407	Atlas Air Worldwide Holdings, Inc.*	64,792
2,800	FedEx Corp.	247,072

		311,864

Airlines — 0.1%
100,100	Air New Zealand Ltd. (New Zealand)	72,852
9,825	JetBlue Airways Corp.*	46,669
54,800	Qantas Airways Ltd. (Australia)*	93,357

		212,878

Apparel & Textile — 0.1%
925	Wolverine World Wide, Inc.	38,804
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	90,479

		129,283

Auto Components — 0.6%
22,469	Johnson Controls, Inc.	718,334
8,200	Magna International, Inc. (Canada)	359,406

		1,077,740

Auto Parts & Equipment — 0.4%
3,185	Cie Generale des Etablissements Michelin (Class B Stock) (France)	237,865
300	Georg Fischer AG (Switzerland)*	132,953
1,800	Keihin Corp. (Japan)	30,977
5,234	Meritor, Inc.*	34,073

2,600	Valeo SA (France)	127,684
954	WABCO Holdings, Inc.*	60,131
11,000	Yokohama Rubber Co. Ltd. (The) (Japan)	81,150

		704,833

Automobile Manufacturers — 0.6%
3,200	Daimler AG (Germany)	176,909
11,398	Ford Motor Co.	128,569
1,035	Hyundai Motor Co. (South Korea)	245,900
6,592	Toyota Motor Corp. (Japan)	272,878
1,300	Volkswagen AG (Germany)	221,898

		1,046,154

Automobiles — 0.1%
2,000	Harley-Davidson, Inc.	104,660

Banks — 0.8%
7,100	Banco Espanol de Credito SA (Spain)	26,719
12,800	Bank of Queensland Ltd. (Australia)	99,494
2,759	FirstMerit Corp.	46,351
18,000	Fukuoka Financial Group, Inc. (Japan)	75,301
500	Hancock Holding Co.	16,090
3,179	Julius Baer Group Ltd. (Switzerland)*	121,710
2,100	KBC Groep NV (Belgium)	40,612
81,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	396,500
29,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	76,641
12,792	Standard Chartered PLC (United Kingdom)	312,648
6,900	UBS AG (Switzerland)*	86,131
690	UMB Financial Corp.	33,155
1,218	United Bankshares, Inc.	32,192

		1,363,544

Beverages — 0.6%
13,357	Diageo PLC (United Kingdom)	336,212
5,800	Molson Coors Brewing Co. (Class B Stock)	241,164
4,400	PepsiCo, Inc.	290,400
3,791	SABMiller PLC (United Kingdom)	159,255

		1,027,031

Biotechnology — 1.7%
3,530	Alexion Pharmaceuticals, Inc.*	318,830
5,092	Amgen, Inc.	362,092
10,747	Biogen Idec, Inc.*	1,440,206
4,636	Celgene Corp.*	338,057
6,208	Gilead Sciences, Inc.*	322,878
3,526	Halozyme Therapeutics Inc*	28,525
1,105	Seattle Genetics, Inc.*	21,846
1,335	United Therapeutics Corp.*	58,406

		2,890,840

Building Materials & Construction
675	Lennox International, Inc.	29,295
1,080	Owens Corning*	37,098

		66,393

Building Products
1,000	A.O. Smith Corp.	47,600

Business Services — 0.3%
1,577	ICON PLC, ADR (Ireland)*	34,978
998	MasterCard, Inc. (Class A Stock)	451,365
1,000	URS Corp.	41,310

		527,653

Capital Markets — 0.5%
3,337	Goldman Sachs Group, Inc. (The)	384,256
1,250	LPL Investment Holdings, Inc.*	44,862
8,448	State Street Corp.	390,467

		819,585

Chemicals — 3.0%
1,061	Air Products & Chemicals, Inc.	90,705
2,280	Airgas, Inc.	208,939
910	Albemarle Corp.	59,423
1,100	Arkema SA (France)	97,425
17,000	Asahi Kasei Corp. (Japan)	105,611
1,600	BASF SE (Germany)	131,713
1,700	Bayer AG (Germany)	119,738
3,330	Celanese Corp. (Class A Stock)	161,372
1,400	CF Industries Holdings, Inc.	270,284
5,773	Huntsman Corp.	81,746
1,465	Intrepid Potash, Inc.*	36,405
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	57,468
2,600	Koninklijke DSM NV (Netherlands)	149,073
750	Kraton Performance Polymers, Inc.*	19,500
16,338	Monsanto Co.	1,244,629
7,000	Nippon Shokubai Co. Ltd. (Japan)	78,908
4,390	Potash Corp. of Saskatchewan, Inc. (Canada)	186,487
2,700	PPG Industries, Inc.	284,148
10,609	Praxair, Inc.	1,227,461
1,143	Quaker Chemical Corp.	49,606
1,850	Scotts Miracle-Gro Co. (The) (Class A Stock)	96,940
575	Sensient Technologies Corp.	21,361
370	Syngenta AG (Switzerland)	129,917
24,000	Toagosei Co. Ltd. (Japan)	104,309
425	TPC Group, Inc.*	17,842
1,400	Valspar Corp. (The)	71,610

		5,102,620

Clothing & Apparel — 1.7%
4,042	Adidas AG (Germany)	337,074
9,821	Coach, Inc.	718,504
3,081	Deckers Outdoor Corp.*	157,162
14,144	NIKE, Inc. (Class B Stock)	1,582,289
1,168	VF Corp.	177,595

		2,972,624

Commercial Banks — 4.0%
35,000	Aozora Bank Ltd. (Japan)	90,306
3,250	Associated Banc-Corp.	43,323
12,700	Bank Hapoalim BM (Israel)	47,228
625	Bank of Hawaii Corp.	30,556
1,879	Citizens Republic Bancorp Inc*	31,699
9,826	Fifth Third Bancorp	139,824
16,350	KeyCorp	131,454
16,979	PNC Financial Services Group, Inc.	1,126,047
875	Prosperity Bancshares, Inc.	40,819
50,988	Regions Financial Corp.	343,659
2,408	Societe Generale (France)	56,928
11,920	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	35,234
5,500	Swedbank AB (Class A Stock) (Sweden)	91,076
2,143	Trustmark Corp.	54,539
46,366	U.S. Bancorp	1,491,594
1,900	Webster Financial Corp.	43,187
92,853	Wells Fargo & Co.	3,104,076

		6,901,549

Commercial Services — 0.6%
1,513	Acacia Research - Acacia Technologies*	62,033
325	Consolidated Graphics, Inc.*	12,997
2,275	Corrections Corp. of America*	65,725
2,750	FleetCor Technologies, Inc.*	108,763
3,340	GEO Group, Inc. (The)*	69,171
2,600	KAR Auction Services, Inc.*	47,840
1,000	McGrath RentCorp.	29,420
9,973	Monster Worldwide, Inc.*	86,067
8,200	Nichii Gakkan Co. (Japan)	112,462
1,913	PAREXEL International Corp.*	51,536
2,378	Sotheby’s	93,503
5,770	Verisk Analytics, Inc. (Class A Stock)*	282,442

		1,021,959

Communications Equipment — 0.2%
12,700	Cisco Systems, Inc.	255,905

Computer Hardware — 2.9%
8,625	Apple, Inc.*	5,039,070

Computer Services & Software — 1.9%
15,421	Accenture PLC (Class A Stock) (Ireland)	1,001,594
2,774	Allscripts Healthcare Solutions, Inc.*	30,736
5,110	Autodesk, Inc.*	201,181
4,799	Cognizant Technology Solutions Corp. (Class A Stock)*	351,863
21,770	EMC Corp.*	614,132
3,576	Fortinet, Inc.*	93,405
1,300	Global Payments, Inc.	60,359
1,133	Informatica Corp.*	52,141

700	Itochu Techno-Solutions Corp. (Japan)	31,958
625	Manhattan Associates, Inc.*	31,344
1,120	Nuance Communications, Inc.*	27,373
3,260	Red Hat, Inc.*	194,328
2,103	Riverbed Technology, Inc.*	41,492
433	salesforce.com, Inc.*	67,431
4,479	SAP AG (Germany)	296,975
4,400	Tieto Oyj (Finland)	77,521
1,810	VeriFone Systems, Inc.*	86,228

		3,260,061

Computers & Peripherals — 0.7%
42,781	Hewlett-Packard Co.	1,059,258
4,100	NetApp, Inc.*	159,203
2,350	QLogic Corp.*	40,537
1,200	Super Micro Computer, Inc.*	21,180

		1,280,178

Construction — 0.1%
6,200	COMSYS Holdings Corp. (Japan)	62,746
26,625	Downer EDI Ltd. (Australia)*	100,148
1,200	Meritage Homes Corp.*	34,068
935	Texas Industries, Inc.	31,425

		228,387

Consumer Finance — 0.5%
6,807	American Express Co.	409,849
6,600	Capital One Financial Corp.	366,168
900	First Cash Financial Services, Inc.*	36,864

		812,881

Consumer Products & Services — 0.7%
9,438	Estee Lauder Cos., Inc. (The) (Class A Stock)	616,773
59,700	Pacific Brands Ltd. (Australia)	38,256
5,293	Reckitt Benckiser Group PLC (United Kingdom)	308,124
900	Snap-on, Inc.	56,286
2,443	Vitamin Shoppe, Inc.*	114,992

		1,134,431

Containers & Packaging — 0.1%
975	Packaging Corp. of America	28,460
7,000	Rexam PLC (United Kingdom)	48,849
1,650	Silgan Holdings, Inc.	72,386

		149,695

Cosmetics & Toiletries — 0.1%
6,920	Natura Cosmeticos SA (Brazil)	156,359

Distribution/Wholesale — 0.6%
78,000	Li & Fung Ltd. (Bermuda)	166,885
1,730	LKQ Corp.*	57,868
21,000	Marubeni Corp. (Japan)	146,768
5,000	Mitsui & Co. Ltd. (Japan)	78,532
10,600	Sumitomo Corp. (Japan)	151,353
4,800	Toyota Tsusho Corp. (Japan)	95,772
1,443	W.W. Grainger, Inc.	299,884

		997,062

Diversified Consumer Services — 0.2%
19,400	H&R Block, Inc.	285,180

Diversified Financial Services — 2.5%
1,820	Affiliated Managers Group, Inc.*	206,788
2,484	Ameriprise Financial, Inc.	134,658
53,407	Bank of America Corp.	433,131
678	BlackRock, Inc.	129,891
18,120	BM&FBOVESPA SA (Brazil)	101,240
22,900	Challenger Ltd. (Australia)	94,965
24,617	Citigroup, Inc.	813,346
2,226	Duff & Phelps Corp. (Class A Stock)	35,393
2,100	Fuyo General Lease Co. Ltd. (Japan)	68,544
17,700	Intermediate Capital Group PLC (United Kingdom)	73,767
49,897	JPMorgan Chase & Co.	2,144,573
9,800	Tullett Prebon PLC (United Kingdom)	54,632

		4,290,928

Diversified Operations — 0.2%
2,426	LVMH Moet Hennessy Louis Vuitton SA (France)	401,893

Diversified Telecommunication Services — 0.6%
31,832	AT&T, Inc.	1,047,591

Electric — 0.1%
2,100	E.ON AG (Germany)	47,575
1,800	RWE AG (Germany)	77,377

		124,952

Electric Utilities — 1.5%
18,288	American Electric Power Co., Inc.	710,306
13,300	Edison International	585,333
32,300	Enel SpA (Italy)	106,034
15,100	Exelon Corp.	589,051
2,825	National Grid PLC, ADR (United Kingdom)	152,804
2,357	NextEra Energy, Inc.	151,673
8,889	PPL Corp.	243,114

		2,538,315

Electronic Components & Equipment — 0.5%
6,680	Broadcom Corp. (Class A Stock)*	244,488
1,900	Checkpoint Systems, Inc.*	20,824
1,570	Coherent, Inc.*	82,582
2,005	DTS, Inc.*	62,556
1,789	EnerSys*	62,525
955	Fanuc Corp. (Japan)	162,556

2,400	FLIR Systems, Inc.	53,904
1,520	InvenSense, Inc.*	24,441
225	Littelfuse, Inc.	14,101
1,346	Universal Display Corp.*	60,530
2,478	Universal Electronics, Inc.*	41,928

		830,435

Electronic Equipment & Instruments — 0.3%
22,200	Corning, Inc.	318,570
1,134	Itron, Inc.*	46,267
550	ScanSource, Inc.*	18,128
5,275	TE Connectivity Ltd. (Switzerland)	192,327

		575,292

Energy Equipment & Services — 1.1%
3,600	Diamond Offshore Drilling, Inc.	246,780
659	Dril-Quip, Inc.*	44,410
8,760	Ensco PLC, ADR (United Kingdom)	478,734
30,959	Halliburton Co.	1,059,417
450	Oil States International, Inc.*	35,811
725	Unit Corp.*	30,631

		1,895,783

Engineering & Construction — 0.1%
2,210	Fluor Corp.	127,627
1,950	MasTec, Inc.*	33,911
450	MYR Group, Inc.*	7,524
3,800	NCC AB (Class B Stock) (Sweden)	74,685

		243,747

Entertainment & Leisure — 0.6%
1,846	Bally Technologies, Inc.*	89,623
3,100	Carnival Corp. (Panama)	100,719
5,485	Carnival PLC (United Kingdom)	178,299
4,600	Heiwa Corp. (Japan)	95,872
4,560	Las Vegas Sands Corp.	253,034
1,300	Life Time Fitness, Inc.*	60,528
3,727	Pinnacle Entertainment, Inc.*	41,370
2,860	Royal Caribbean Cruises Ltd. (Liberia)	78,278
6,422	Shuffle Master, Inc.*	113,477
24,000	Thomas Cook Group PLC (United Kingdom)	8,764

		1,019,964

Environmental Control — 0.1%
1,240	Stericycle, Inc.*	107,384
2,112	Waste Connections, Inc.	68,070

		175,454

Financial — Bank & Trust — 1.0%
2,750	Astoria Financial Corp.	26,648
7,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	50,691
13,300	Banco Santander SA (Spain)	83,096
25,900	Barclays PLC (United Kingdom)	91,737
2,600	BNP Paribas (France)	104,453
75,301	China Merchants Bank Co. Ltd. (Class H Stock) (China)*	163,439
7,300	Credit Agricole SA (France)	37,521
5,660	Credit Suisse Group AG (Switzerland)*	135,381
2,200	Danske Bank A/S (Denmark)*	35,719
2,300	Deutsche Bank AG (Germany)	100,073
3,758	Dexia NV/SA (Belgium)*	945
27,171	HSBC Holdings PLC (United Kingdom)	247,593
96,100	Mizuho Financial Group, Inc. (Japan)	152,865
8,200	National Australia Bank Ltd. (Australia)	215,565
4,200	Sumitomo Mitsui Financial Group, Inc. (Japan)	135,932
2,600	Svenska Handelsbanken AB (Class A Stock) (Sweden)	84,252

		1,665,910

Financial Services — 1.4%
6,000	DnB ASA (Norway)	64,687
1,500	Eaton Vance Corp.	39,450
4,000	Hitachi Capital Corp. (Japan)	66,583
12,610	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	201,697
241,900	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	161,503
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	534
1,800	Jefferies Group, Inc.	28,674
700	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101,600
1,950	Raymond James Financial, Inc.	71,409
13,966	Visa, Inc. (Class A Stock)	1,717,539

		2,453,676

Food — 1.4%
5,600	Cermaq ASA (Norway)*	76,471
11,800	Dairy Crest Group PLC (United Kingdom)	57,642
3,026	Danone (France)	212,893
2,500	Delhaize Group (Belgium)	121,697
1,461	Fresh Market, Inc. (The)*	74,759
2,000	General Mills, Inc.	77,780
156,000	Golden Agri-Resources Ltd. (Mauritius)	92,655
30,300	Goodman Fielder Ltd. (Australia)	20,679
39,200	J. Sainsbury PLC (United Kingdom)	195,879
11,900	Koninklijke Ahold NV (Netherlands)	150,936
12,270	Kraft Foods, Inc. (Class A Stock)	489,205
34,870	Marston’s PLC (United Kingdom)	55,204
28,600	Metcash Ltd. (Australia)	118,007
29,000	Morinaga Milk Industry Co. Ltd. (Japan)	106,062
7,327	Nestle SA (Switzerland)	448,831
1,000	Post Holdings Inc*	29,750
35,900	WM Morrison Supermarkets PLC (United Kingdom)	163,484

		2,491,934

Food & Staples Retailing — 1.2%
1,370	BJ’s Restaurants, Inc.*	59,170
24,916	CVS Caremark Corp.	1,111,752
10,600	Kroger Co. (The)	246,662
17,600	Safeway, Inc.	357,808
4,800	Wal-Mart Stores, Inc.	282,768

		2,058,160

Food Products — 0.4%
19,200	ConAgra Foods, Inc.	495,744
5,660	Unilever NV (Netherlands)	194,421

		690,165

Gas Utilities — 0.2%
1,600	Atmos Energy Corp.	52,128
4,480	Sempra Energy	290,035
1,016	South Jersey Industries, Inc.	50,038

		392,201

Hand/Machine Tools — 0.2%
1,136	Franklin Electric Co., Inc.	56,970
1,014	Regal-Beloit Corp.	68,587
3,280	Stanley Black & Decker, Inc.	239,965

		365,522

Healthcare Equipment & Supplies — 0.3%
2,268	Arthrocare Corp.*	56,609
6,700	Medtronic, Inc.	255,940
850	Teleflex, Inc.	53,270
1,341	Thoratec Corp.*	46,680
775	West Pharmaceutical Services, Inc.	34,798

		447,297

Healthcare Products — 0.7%
3,786	Bruker Corp.*	56,904
1,231	Cantel Medical Corp.	28,904
1,657	Cepheid, Inc.*	63,645
1,490	Cooper Cos., Inc. (The)	131,373
13,913	Covidien PLC (Ireland)	768,415
820	IDEXX Laboratories, Inc.*	72,103

		1,121,344

Healthcare Providers & Services — 0.7%
1,500	Amedisys, Inc.*	22,095
11,500	CIGNA Corp.	531,645
1,025	LifePoint Hospitals, Inc.*	39,995
800	MEDNAX, Inc.*	56,192
725	Owens & Minor, Inc.	21,199
8,338	UnitedHealth Group, Inc.	468,179

		1,139,305

Healthcare Services — 0.2%
641	Air Methods Corp.*	53,915
2,095	AMERIGROUP Corp.*	129,387

1,919	Centene Corp.*	75,973
746	Covance, Inc.*	34,883
1,505	Healthways, Inc.*	10,038
1,258	Humana, Inc.	101,496

		405,692

Healthcare Technology — 0.1%
14,700	AGFA-Gevaert NV (Belgium)*	32,106
1,150	SXC Health Solutions Corp. (Canada)*	104,167

		136,273

Holding Companies — 0.1%
35,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	37,262
72,000	First Pacific Co. Ltd. (Bermuda)	78,230

		115,492

Home Furnishings
3,200	Electrolux AB (Class B Stock) (Sweden)	71,462

Hotels, Restaurants & Leisure — 2.1%
625	Choice Hotels International, Inc.	23,512
13,871	McDonald’s Corp.	1,351,729
3,336	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	35,662
8,554	Wynn Resorts Ltd.	1,141,104
14,365	Yum! Brands, Inc.	1,044,766

		3,596,773

Household Products — 0.4%
1,300	Helen of Troy Ltd. (Bermuda)*	44,980
7,000	Kimberly-Clark Corp.	549,290
575	WD-40 Co.	25,921

		620,191

Independent Power Producers & Energy Traders — 0.1%
8,900	NRG Energy, Inc.*	151,300

Industrial Conglomerates — 0.7%
65,226	General Electric Co.	1,277,125

Industrial Products — 0.8%
1,326	Harsco Corp.	29,570
21,200	Kurabo Industries Ltd. (Japan)	39,564
7,633	Precision Castparts Corp.	1,346,232

		1,415,366

Insurance — 4.0%
2,863	ACE Ltd. (Switzerland)	217,502
3,265	Allianz SE (Germany)	363,815
38,500	Allstate Corp. (The)	1,283,205
2,300	American Equity Investment Life Holding Co.	28,198
20,200	American International Group, Inc.*	687,406

20,700	Aviva PLC (United Kingdom)	103,503
1,400	Baloise Holding AG (Switzerland)	108,357
31,500	Beazley PLC (United Kingdom)	72,439
37,477	China Life Insurance Co. Ltd. (Class H Stock) (China)*	101,437
4,125	CNO Financial Group, Inc.*	29,989
74	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	93,798
1,475	Delphi Financial Group, Inc. (Class A Stock)	66,995
2,012	HCC Insurance Holdings, Inc.	64,304
300	Helvetia Holding AG (Switzerland)	107,420
11,200	ING Groep NV, CVA (Netherlands)*	78,975
39,300	Legal & General Group PLC (United Kingdom)	75,005
28,297	MetLife, Inc.	1,019,541
35,088	Old Mutual PLC (United Kingdom)	84,163
1,923	Protective Life Corp.	56,267
1,000	Reinsurance Group of America, Inc.	58,140
2,500	SCOR SE (France)	66,102
1,054	State Auto Financial Corp.	15,104
1,000	Swiss Life Holding AG (Switzerland)*	102,297
2,400	Swiss Re Ltd. (Switzerland)*	150,454
1,725	Tower Group, Inc.	37,226
12,788	Travelers Cos., Inc. (The)	822,524
1,000	United Fire Group, Inc.	17,220
16,600	Unum Group	394,084
1,858	Validus Holdings Ltd. (Bermuda)*	60,385
20,383	XL Group PLC (Ireland)	438,438
700	Zurich Financial Services AG (Switzerland)*	171,211

		6,975,504

Internet Services — 2.5%
1,822	Amazon.com, Inc.*	422,522
1,916	Digital River, Inc.*	36,040
1,791	F5 Networks, Inc.*	239,869
2,581	Google, Inc. (Class A Stock)*	1,562,098
2,152	priceline.com, Inc.*	1,637,285
4,319	Sapient Corp.	51,698
4,799	Tencent Holdings Ltd. (Cayman Islands)	150,799
2,178	TIBCO Software, Inc.*	71,656
8,048	Youku, Inc., ADR (Cayman Islands)*	193,474

		4,365,441

Internet Software & Services — 1.4%
9,701	Baidu, Inc., ADR (Cayman Islands)*	1,287,323
2,186	LinkedIn Corp. (Class A Stock)*	237,072
23,647	Oracle Corp.	694,985
2,300	VeriSign, Inc.	94,553
3,500	Yandex NV (Netherlands)*	83,020

		2,396,953

Investment Companies — 0.3%
576,000	Hutchison Port Holdings Trust (Singapore)	434,880
2,435	KKR Financial Holdings LLC	22,110

		456,990

IT Services — 0.4%
1,800	Broadridge Financial Solutions, Inc.	41,778
350	CACI International, Inc. (Class A Stock)*	21,395
2,833	International Business Machines Corp.	586,658
31,100	Logica PLC (United Kingdom)	39,318

		689,149

Leisure Equipment & Products — 0.2%
7,600	Mattel, Inc.	255,360
1,784	Polaris Industries, Inc.	141,721

		397,081

Life Sciences Tools & Services — 0.3%
10,329	Thermo Fisher Scientific, Inc.	574,809

Machinery — 1.1%
1,950	Actuant Corp. (Class A Stock)	53,176
8,113	Cummins, Inc.	939,729
11,262	PACCAR, Inc.	483,816
3,200	Parker Hannifin Corp.	280,608
878	Twin Disc, Inc.	19,255
350	Valmont Industries, Inc.	43,375

		1,819,959

Machinery & Equipment — 0.5%
1,123	Colfax Corp.*	38,058
1,723	Deere & Co.	141,906
8,700	Kyowa Exeo Corp. (Japan)	79,438
1,900	Rheinmetall AG (Germany)	106,700
5,441	Rockwell Automation, Inc.	420,807
2,590	Terex Corp.*	58,638

		845,547

Machinery — Construction & Mining — 0.1%
8,423	Komatsu Ltd. (Japan)	244,229

Manufacturing — 1.1%
7,500	Cookson Group PLC (United Kingdom)	88,306
27,671	Danaher Corp.	1,500,322
100	ESCO Technologies, Inc.	3,440
2,268	Polypore International, Inc.*	84,710
2,390	Siemens AG (Germany)	221,359

		1,898,137

Media — 2.3%
14,404	British Sky Broadcasting Group PLC (United Kingdom)	158,491
8,000	CBS Corp. (Class B Stock)	266,800
6,364	Comcast Corp. (Class A Stock)	193,020
28,232	Comcast Corp. (Special Class A Stock)	842,161
3,500	Discovery Communications, Inc. (Class A Stock)*	190,470
3,400	Interpublic Group of Cos., Inc. (The)	40,154

14,050	News Corp. (Class A Stock)	275,380
7,778	Pearson PLC (United Kingdom)	146,426
3,513	Publicis Groupe SA (France)	181,170
17,286	Time Warner, Inc.	647,534
8,860	Viacom, Inc. (Class B Stock)	411,015
14,172	Walt Disney Co. (The)	610,955
900	Wiley, (John) & Sons, Inc. (Class A Stock)	40,671

		4,004,247

Medical Supplies & Equipment — 0.4%
3,445	Fresenius Medical Care AG & Co. KGaA (Germany)	244,560
2,440	Quality Systems, Inc.	91,256
1,831	Sirona Dental Systems, Inc.*	92,484
3,100	Zimmer Holdings, Inc.	195,083

		623,383

Metals & Mining — 1.3%
1,700	AMCOL International Corp.	56,032
3,900	ArcelorMittal (Luxembourg)	67,447
4,959	BHP Billiton Ltd. (Australia)	183,688
2,776	BHP Billiton Ltd., ADR (Australia)	206,257
23,600	BlueScope Steel Ltd. (Australia)*	9,713
9,300	Boliden AB (Sweden)	148,882
21,867	Freeport-McMoRan Copper & Gold, Inc.	837,506
1,000	Globe Specialty Metals, Inc.	13,340
1,970	Joy Global, Inc.	139,417
1,611	Northwest Pipe Co.*	33,525
78,500	OneSteel Ltd. (Australia)	106,740
2,000	Rio Tinto Ltd. (Australia)	138,267
2,728	RTI International Metals, Inc.*	66,972
1,500	Timken Co.	84,765
3,756	Titanium Metals Corp.	55,476
1,500	Vallourec SA (France)	90,203

		2,238,230

Miscellaneous Manufacturing — 0.1%
318,000	Singamas Container Holdings Ltd. (Hong Kong)	95,499
8,900	Trelleborg AB (Sweden)	102,290

		197,789

Multi-Line Insurance
4,500	AXA SA (France)	63,736

Multi-Line Retail — 0.4%
2,189	Dollar Tree, Inc.*	222,534
5,900	J.C. Penney Co., Inc.	212,754
4,216	Macy’s, Inc.	172,940

		608,228

Multi-Utilities — 0.3%
16,000	Public Service Enterprise Group, Inc.	498,400

Office Electronics — 0.4%
3,891	Canon, Inc. (Japan)	178,857
70,200	Xerox Corp.	546,156

		725,013

Oil & Gas — 1.8%
4,177	Anadarko Petroleum Corp.	305,798
10,717	BG Group PLC (United Kingdom)	252,280
9,700	Caltex Australia Ltd. (Australia)	139,172
3,883	Cenovus Energy, Inc. (Canada)	140,918
2,301	Continental Resources, Inc.*	205,364
1,810	EQT Corp.	90,174
1,372	Gulfport Energy Corp.*	35,960
2,857	Hess Corp.	148,964
12,895	National Oilwell Varco, Inc.	976,925
4,009	Oasis Petroleum, Inc.*	132,578
2,110	Oceaneering International, Inc.	108,939
1,450	SM Energy Co.	95,860
4,700	Statoil ASA (Norway)	125,488
5,700	Total SA (France)	272,151

		3,030,571

Oil, Gas & Consumable Fuels — 7.1%
1,829	Air Liquide SA (France)	235,253
5,783	Apache Corp.	554,821
39,800	BP PLC (United Kingdom)	287,432
5,950	Cabot Oil & Gas Corp.	209,083
5,280	Cameron International Corp.*	270,600
4,880	Canadian Natural Resources Ltd. (Canada)	169,542
14,600	Chesapeake Energy Corp.	269,224
11,681	Chevron Corp.	1,244,727
124,198	CNOOC Ltd. (Hong Kong)	264,767
17,730	ConocoPhillips	1,270,000
1,500	Core Laboratories NV (Netherlands)	205,470
3,800	Devon Energy Corp.	265,430
3,740	Dresser-Rand Group, Inc.*	182,063
10,300	ENI SpA (Italy)	228,643
1,210	EOG Resources, Inc.	132,870
4,677	Exxon Mobil Corp.	403,812
2,110	FMC Technologies, Inc.*	99,170
12,800	JX Holdings, Inc. (Japan)	72,625
3,061	Lufkin Industries, Inc.	235,207
18,211	Marathon Oil Corp.	534,311
2,860	Noble Energy, Inc.	284,055
15,917	Occidental Petroleum Corp.	1,451,949
1,649	Ocean Rig UDW, Inc. (Marshall Islands)*	28,742
4,100	OMV AG (Austria)	138,800
900	ONEOK, Inc.	77,301
11,515	Peabody Energy Corp.	358,232
1,030	Pioneer Natural Resources Co.	119,295
1,030	Range Resources Corp.	68,660
5,300	Repsol YPF SA (Spain)	101,375
13,300	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	484,898

8,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	594,216
5,202	Schlumberger Ltd. (Netherlands)	385,676
1,600	Swift Energy Co.*	48,400
11,800	Total SA, ADR (France)	567,698
10,900	Valero Energy Corp.	269,230
1,300	WGL Holdings, Inc.	52,143

		12,165,720

Paper & Forest Products — 0.3%
14,300	International Paper Co.	476,333
10,000	Mondi PLC (United Kingdom)	92,749

		569,082

Pharmaceuticals — 7.4%
10,570	Abbott Laboratories	655,974
9,955	Allergan, Inc.	955,680
6,900	AstraZeneca PLC (United Kingdom)	302,291
3,100	AstraZeneca PLC, ADR (United Kingdom)	136,090
869	BioMarin Pharmaceutical, Inc.*	30,154
16,740	Bristol-Myers Squibb Co.	558,614
1,117	Catalyst Health Solutions, Inc.*	96,475
10,800	Eli Lilly & Co.	447,012
19,570	Express Scripts Holding Co*	1,091,810
3,700	GlaxoSmithKline PLC (United Kingdom)	85,568
3,000	H. Lundbeck A/S (Denmark)	60,051
25,090	Johnson & Johnson	1,633,108
4,000	Kyorin Holdings, Inc. (Japan)	77,054
15,870	Mead Johnson Nutrition Co.	1,357,837
29,505	Merck & Co., Inc.	1,157,776
800	Merck KGaA (Germany)	87,893
1,500	Miraca Holdings, Inc. (Japan)	59,275
7,502	Novartis AG (Switzerland)	413,678
3,800	Novartis AG, ADR (Switzerland)	209,646
2,463	Novo Nordisk A/S (Class B Stock) (Denmark)	363,302
1,428	Onyx Pharmaceuticals, Inc.*	64,988
900	Otsuka Holdings Co. Ltd. (Japan)	27,167
68,767	Pfizer, Inc.	1,576,827
900	Roche Holding AG (Switzerland)	164,403
1,469	Salix Pharmaceuticals Ltd.*	72,569
4,600	Sanofi (France)	351,092
5,900	Sanofi, ADR (France)	225,262
42,299	Sinopharm Group Co. Ltd. (Class H Stock) (China)*	110,945
2,300	Teva Pharmaceutical Industries Ltd. (Israel)	104,103
5,732	Teva Pharmaceutical Industries Ltd., ADR (Israel)	262,182
1,613	Theravance, Inc.*	34,905

		12,773,731

Professional Services — 0.1%
3,500	Manpower, Inc.	149,100
875	Towers Watson & Co. (Class A Stock)	57,225

		206,325

Real Estate Investment Trusts — 1.4%
9,173	American Tower Corp.	601,566
53,200	Annaly Capital Management, Inc.	868,224
1,640	AvalonBay Communities, Inc.	238,456
2,173	Boston Properties, Inc.	235,227
2,218	First Potomac Realty Trust	27,592
1,325	Highwoods Properties, Inc.	46,017
1,350	Jones Lang LaSalle, Inc.	107,919
600	LaSalle Hotel Properties	17,646
4,100	Medical Properties Trust, Inc.	38,458
1,700	Redwood Trust, Inc.	19,856
1,592	Simon Property Group, Inc.	247,715
3,035	Two Harbors Investment Corp.	31,746

		2,480,422

Retail — 1.4%
4,400	Aoyama Trading Co. Ltd. (Japan)	91,152
487	AutoZone, Inc.*	192,930
3,970	Dollar General Corp.*	188,416
900	EZCORP, Inc. (Class A Stock)*	24,111
2,687	Genesco, Inc.*	201,525
2,433	GNC Holdings, Inc. (Class A Stock)	95,033
32,100	Home Retail Group PLC (United Kingdom)	55,534
2,100	K’s Holdings Corp. (Japan)	63,126
46,136	Kingfisher PLC (United Kingdom)	217,510
900	Lithia Motors, Inc. (Class A Stock)	24,147
2,170	Lululemon Athletica, Inc.*	160,884
29,300	Marks & Spencer Group PLC (United Kingdom)	169,757
5,631	O’Reilly Automotive, Inc.*	593,845
825	Penske Automotive Group, Inc.	21,813
997	Sally Beauty Holdings, Inc.*	26,520
317	Swatch Group AG (The) (Switzerland)	146,198
1,440	Tractor Supply Co.	141,710
1,100	Tsuruha Holdings, Inc. (Japan)	66,132

		2,480,343

Retail & Merchandising — 3.8%
1,591	Bed Bath & Beyond, Inc.*	111,990
1,175	Big Lots, Inc.*	43,052
2,771	Cash America International, Inc.	129,544
2,521	Chico’s FAS, Inc.	38,723
95,941	Cie Financiere Richemont SA, ADR (Switzerland)	588,118
3,425	Costco Wholesale Corp.	301,982
5,700	Kohl’s Corp.	285,741
3,200	PetSmart, Inc.	186,432
3,600	Shimachu Co. Ltd. (Japan)	81,162
26,786	Starbucks Corp.	1,536,981
9,832	Target Corp.	569,666
58,753	TJX Cos., Inc. (The)	2,450,588
62,600	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	179,016

		6,502,995

Retail Apparel — 0.1%
6,369	Hennes & Mauritz AB (Class B Stock) (Sweden)*	218,797

Retailers — Food & Drug — 0.1%
44,695	Tesco PLC (United Kingdom)	230,192

Road & Rail
1,300	Werner Enterprises, Inc.	30,706

Savings & Loan
3,450	Capitol Federal Financial, Inc.	40,745

Semiconductor Components — 0.1%
13,776	ARM Holdings PLC (United Kingdom)	117,151

Semiconductors — 0.9%
5,580	Altera Corp.	198,481
2,179	ASML Holding NV (Netherlands)	111,107
845	Cabot Microelectronics Corp.	29,051
1,910	Cavium, Inc.*	55,887
27,300	Intel Corp.	775,320
2,125	Microsemi Corp.*	45,730
900	OYO Geospace Corp.*	103,698
4,878	Teradyne, Inc.*	83,950
1,904	Veeco Instruments, Inc.*	57,482

		1,460,706

Semiconductors & Semiconductor Equipment — 0.3%
1,306	Cymer, Inc.*	67,703
1,500	Fairchild Semiconductor International, Inc.*	21,255
525	Hittite Microwave Corp.*	28,108
5,800	KLA-Tencor Corp.	302,470
5,650	RF Micro Devices, Inc.*	24,465
650	Semtech Corp.*	17,719

		461,720

Software — 2.5%
757	ANSYS, Inc.*	50,772
15,805	CA, Inc.	417,568
2,518	Cerner Corp.*	204,185
19,345	Check Point Software Technologies Ltd. (Israel)*	1,124,525
1,900	Citrix Systems, Inc.*	162,659
7,266	Compuware Corp.*	63,360
3,356	MedAssets, Inc.*	42,319
53,611	Microsoft Corp.	1,716,624
1,820	Opnet Technologies, Inc.	42,151
4,140	Parametric Technology Corp.*	89,341
1,857	Progress Software Corp.*	42,971
2,388	QLIK Technologies, Inc.*	68,798
1,050	Verint Systems, Inc.*	31,752
2,981	VMware, Inc. (Class A Stock)*	333,037

		4,390,062

Specialty Retail — 1.4%
3,463	Aaron’s, Inc.	94,090
575	DSW, Inc. (Class A Stock)	32,349
1,320	Francesca’s Holdings Corp.*	41,382
10,200	Gap, Inc. (The)	290,700
450	Group 1 Automotive, Inc.	26,046
14,045	Home Depot, Inc. (The)	727,390
9,174	Limited Brands, Inc.	455,948
6,637	Ross Stores, Inc.	408,773
1,870	Tiffany & Co.	128,020
6,009	Urban Outfitters, Inc.*	174,021

		2,378,719

Steel Producers/Products
2,300	Voestalpine AG (Austria)	74,453

Telecommunications — 2.0%
4,826	Arris Group, Inc.*	62,400
43,400	BT Group PLC (United Kingdom)	148,475
152,600	Cable & Wireless Communications PLC (United Kingdom)	81,701
4,700	CenturyLink, Inc.	181,232
1,099	EZchip Semiconductor Ltd. (Israel)*	44,213
3,000	France Telecom SA (France)	41,041
3,096	HTC Corp. (Taiwan)	46,956
1,175	IPG Photonics Corp.*	56,870
3,360	Juniper Networks, Inc.*	72,005
61	KDDI Corp. (Japan)	401,115
12,900	Koninklijke KPN NV (Netherlands)	115,790
2,346	NICE Systems Ltd., ADR (Israel)*	90,133
4,300	Nippon Telegraph & Telephone Corp. (Japan)	195,234
50	NTT DoCoMo, Inc. (Japan)	85,296
21,933	QUALCOMM, Inc.	1,400,203
1,000	SBA Communications Corp. (Class A Stock)*	53,740
92,200	Telecom Italia SpA (Italy)*	104,776
3,300	Telefonica SA (Spain)	48,094
18,000	Telstra Corp. Ltd. (Australia)	66,393
9,800	Vivendi (France)	181,157

		3,476,824

Textiles, Apparel & Luxury Goods — 0.1%
1,100	PVH Corp.	97,680
1,699	Steven Madden Ltd.*	73,414

		171,094

Thrifts & Mortgage Finance
2,475	Washington Federal, Inc.	43,412

Tobacco — 0.7%
8,500	Altria Group, Inc.	273,785
6,154	British American Tobacco PLC (United Kingdom)	315,500
950	Lorillard, Inc.	128,526
6,157	Philip Morris International, Inc.	551,113

		1,268,924

Trading Companies & Distributors — 0.1%
1,900	United Rentals, Inc.*	88,692
925	WESCO International, Inc.*	61,411

		150,103

Transportation — 1.6%
1,434	Bristow Group, Inc.	70,051
2,856	Canadian National Railway Co. (Canada)	243,722
5,028	Expeditors International of Washington, Inc.	201,120
2,630	Kansas City Southern	202,563
1,090	Landstar System, Inc.	58,391
2,100	Quality Distribution, Inc.*	23,457
19,000	Sankyu, Inc. (Japan)	75,676
10,000	Seino Holding Co. Ltd. (Japan)	69,514
15,583	Union Pacific Corp.	1,752,153

		2,696,647

Utilities — 0.1%
2,358	PG&E Corp.	104,176

Wireless Telecommunication Services — 0.7%
123,070	Vodafone Group PLC (United Kingdom)	340,541
29,924	Vodafone Group PLC, ADR (United Kingdom)	832,785

		1,173,326

	TOTAL COMMON STOCKS (cost $129,912,427)	165,863,406

PREFERRED STOCKS — 0.3%
Aerospace & Defense
1,442,660	Rolls-Royce Holdings PLC (PRFC C) (United Kingdom)*(c)	2,341

Automobile Manufacturers — 0.1%
1,331	Volkswagen AG, 1.81% (Germany)	252,119

Commercial Banks — 0.2%
6,700	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	105,123
7,325	Wells Fargo & Co., Series J, 8.00%, CVT	216,381

		321,504

	TOTAL PREFERRED STOCKS (cost $400,879)	575,964

UNAFFILIATED MUTUAL FUND
4,225	Ares Capital Corp. (cost $55,904)	67,769

	TOTAL LONG-TERM INVESTMENTS (cost $130,369,210)	166,507,139

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
6,541,813	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,541,813)(a)	6,541,813

	TOTAL INVESTMENTS — 100.3% (cost $136,911,023)(b)	173,048,952
	LIABILITIES IN EXCESS OF OTHER ASSETS(d) — (0.3)%	(536,642)

	NET ASSETS — 100%	$172,512,310

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

EUR—Euro

PRFC—Preference Shares

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $146,598,530; accordingly, net unrealized appreciation on investments for federal income tax purposes was $26,450,422 (gross unrealized appreciation $32,146,545; gross unrealized depreciation $5,696,123). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 05/09/12	Bank of New York Mellon	EUR	102	$134,065	$134,360	$295

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 05/09/12	Bank of New York Mellon	EUR	548	$751,838	$724,882	$26,956

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2012.

Various inputs are used in determining the value of the Fund’s/Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$165,863,406	$—	$—
Preferred Stocks	573,623	2,341	—
Unaffiliated Mutual Fund	67,769	—	—
Affiliated Money Market Mutual Fund	6,541,813	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	27,251	—

Total	$173,046,611	$29,592	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 07/31/11 was $19,023,236. $17,502,185 was transferred into Level 1 from Level 2 at 04/30/12 as a result of not fair valuing foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Target Asset Allocation Funds/Target Moderate Allocation Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 64.9%
Advertising — 0.1%
4,350	Publicis Groupe SA (France)	$ 224,335

Aerospace & Defense — 1.5%
1,600	AAR Corp.	24,720
43,500	BAE Systems PLC (United Kingdom)	208,400
4,433	Boeing Co. (The)	340,454
1,900	Elbit Systems Ltd. (Israel)	69,394
9,300	Embraer SA, ADR (Brazil)	322,152
5,400	Finmeccanica SpA (Italy)	23,202
1,432	General Dynamics Corp.	96,660
5,375	Hexcel Corp.*	147,167
9,291	Honeywell International, Inc.	563,592
850	Huntington Ingalls Industries, Inc.*	33,533
5,300	Lockheed Martin Corp.	479,862
1,202	Moog, Inc. (Class A Stock)*	50,809
18,700	Northrop Grumman Corp.	1,183,336
14,890	Rolls-Royce Holdings PLC (United Kingdom)*	198,999
850	Teledyne Technologies, Inc.*	54,927
3,800	Thales SA (France)	131,662
1,426	Triumph Group, Inc.	89,581
4,258	United Technologies Corp.	347,623

		4,366,073

Air Freight & Logistics — 0.1%
1,535	Atlas Air Worldwide Holdings, Inc.*	70,687
3,000	FedEx Corp.	264,720

		335,407

Airlines — 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	54,949
54,000	Cathay Pacific Airways Ltd. (Hong Kong)	91,593
10,501	JetBlue Airways Corp.*	49,880

		196,422

Apparel & Textile — 0.2%
4,771	Adidas AG (Germany)	397,867
3,389	Deckers Outdoor Corp.*	172,873
1,000	Wolverine World Wide, Inc.	41,950

		612,690

Auto Components — 0.4%
24,335	Johnson Controls, Inc.	777,990
8,700	Magna International, Inc. (Canada)	381,321

		1,159,311

Auto Parts & Equipment
5,113	Meritor, Inc.*	33,286
1,014	WABCO Holdings, Inc.*	63,912

		97,198

Auto Parts & Related — 0.1%
2,267	Cie Generale des Etablissements Michelin (Class B Stock) (France)	169,306

Automobile Manufacturers — 0.5%
3,400	Daimler AG (Germany)	187,966
12,218	Ford Motor Co.	137,819
1,204	Hyundai Motor Co. (South Korea)	286,051
10,000	Nissan Shatai Co. Ltd. (Japan)	105,837
8,153	Toyota Motor Corp. (Japan)	337,496
1,500	Volkswagen AG (Germany)	256,036

		1,311,205

Automobiles — 0.1%
2,100	Harley-Davidson, Inc.	109,893
1,700	Renault SA (France)	77,241
3,100	Valeo SA (France)	152,238

		339,372

Automotive Parts
300	Georg Fischer AG (Switzerland)*	132,953

Banks — 0.5%
7,600	Banco Espanol de Credito SA (Spain)	28,601
22,900	Bank Hapoalim BM (Israel)	85,158
14,800	Bendigo and Adelaide Bank Ltd. (Australia)	116,119
2,022	Citizens Republic Bancorp, Inc.*	34,111
23,000	Fukuoka Financial Group, Inc. (Japan)	96,218
550	Hancock Holding Co.	17,699
32,535	HSBC Holdings PLC (United Kingdom)	296,472
4,141	Julius Baer Group Ltd. (Switzerland)*	158,541
105,900	Mizuho Financial Group, Inc. (Japan)	168,453
28,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	73,998
25,900	Sapporo Hokuyo Holdings, Inc. (Japan)	90,832
14,947	Standard Chartered PLC (United Kingdom)	365,318

		1,531,520

Beverages — 0.4%
15,012	Diageo PLC (United Kingdom)	377,870
6,200	Molson Coors Brewing Co. (Class B Stock)	257,796
4,800	PepsiCo, Inc.	316,800
4,526	SABMiller PLC (United Kingdom)	190,132

		1,142,598

Biotechnology — 1.0%
3,970	Alexion Pharmaceuticals, Inc.*	358,570
12,236	Biogen Idec, Inc.*	1,639,746
906	BioMarin Pharmaceutical, Inc.*	31,438
5,144	Celgene Corp.*	375,101
6,854	Gilead Sciences, Inc.*	356,477
3,725	Halozyme Therapeutics, Inc.*	30,135
1,202	Seattle Genetics, Inc.*	23,764
1,405	United Therapeutics Corp.*	61,469

		2,876,700

Building Materials — 0.1%
500	Ciments Francais SA (France)	32,033
54,413	Kingfisher PLC (United Kingdom)	256,532
1,200	Owens Corning*	41,220

		329,785

Building Products
1,075	A.O. Smith Corp.	51,170
750	Lennox International, Inc.	32,550

		83,720

Capital Goods
1,604	Harsco Corp.	35,769

Capital Markets — 0.3%
3,948	Goldman Sachs Group, Inc. (The)	454,612
1,350	LPL Investment Holdings, Inc.*	48,452
1,600	Raymond James Financial, Inc.	58,592
9,024	State Street Corp.	417,089

		978,745

Chemicals — 2.0%
1,138	Air Products & Chemicals, Inc.	97,288
2,580	Airgas, Inc.	236,431
1,020	Albemarle Corp.	66,606
2,100	BASF SE (Germany)	172,873
2,200	Bayer AG (Germany)	154,955
3,740	Celanese Corp. (Class A Stock)	181,240
1,500	CF Industries Holdings, Inc.	289,590
6,243	Huntsman Corp.	88,401
1,422	Intrepid Potash, Inc.*	35,337
3,200	Koninklijke DSM NV (Netherlands)	183,475
800	Kraton Performance Polymers, Inc.*	20,800
20,638	Monsanto Co.	1,572,203
8,000	Nippon Shokubai Co. Ltd. (Japan)	90,180
5,435	Potash Corp. of Saskatchewan, Inc. (Canada)	230,879
2,900	PPG Industries, Inc.	305,196
11,835	Praxair, Inc.	1,369,310
1,205	Quaker Chemical Corp.	52,297
2,000	Scotts Miracle-Gro Co. (The) (Class A Stock)	104,800
625	Sensient Technologies Corp.	23,219
430	Syngenta AG (Switzerland)	150,984
26,000	Toagosei Co. Ltd. (Japan)	113,001
450	TPC Group, Inc.*	18,891
1,200	Valspar Corp. (The)	61,380

		5,619,336

Clothing & Apparel — 1.0%
10,819	Coach, Inc.	791,518
15,100	NIKE, Inc. (Class B Stock)	1,689,237
1,747	Steven Madden Ltd.*	75,488
1,312	VF Corp.	199,490

		2,755,733

Commercial Banks — 2.8%
4,500	Allied Irish Banks PLC (Ireland)*	447
4,800	Alpha Bank A.E. (Greece)*	6,735
3,500	Associated Banc-Corp.	46,655
8,300	Banco Espirito Santo SA (Portugal)*	7,031
18,500	Banco Santander SA (Spain)	115,585
675	Bank of Hawaii Corp.	33,001
32,300	Barclays PLC (United Kingdom)	114,406
5,000	Chiba Bank Ltd. (The) (Japan)	30,498
10,533	Fifth Third Bancorp	149,885
2,961	FirstMerit Corp.	49,745
17,527	KeyCorp	140,917
18,164	PNC Financial Services Group, Inc.	1,204,636
950	Prosperity Bancshares, Inc.	44,318
54,624	Regions Financial Corp.	368,166
5,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	187,715
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	39,639
2,593	Trustmark Corp.	65,992
52,255	U.S. Bancorp	1,681,043
819	UMB Financial Corp.	39,353
1,474	United Bankshares, Inc.	38,958
2,025	Webster Financial Corp.	46,028
102,211	Wells Fargo & Co.	3,416,914

		7,827,667

Commercial Services — 0.1%
1,479	Acacia Research - Acacia Technologies*	60,639
2,800	KAR Auction Services, Inc.*	51,520
8,900	Nichii Gakkan Co. (Japan)	122,063
2,026	PAREXEL International Corp.*	54,580

		288,802

Commercial Services & Supplies — 1.2%
350	Consolidated Graphics, Inc.*	13,997
2,450	Corrections Corp. of America*	70,781
3,060	FleetCor Technologies, Inc.*	121,023
3,204	GEO Group, Inc. (The)*	66,355
1,132	MasterCard, Inc. (Class A Stock)	511,970
1,100	McGrath RentCorp	32,362
2,598	Sotheby’s	102,153
6,370	Verisk Analytics, Inc. (Class A Stock)*	311,811
16,839	Visa, Inc. (Class A Stock)	2,070,860
2,261	Waste Connections, Inc.	72,872

		3,374,184

Communications Equipment — 0.1%
5,840	Arris Group, Inc.*	75,511
13,700	Cisco Systems, Inc.	276,055

		351,566

Computer Hardware — 2.0%
9,649	Apple, Inc.*	5,637,332

Computer Services & Software — 1.3%
17,733	Accenture PLC (Class A Stock) (Ireland)	1,151,758
3,212	Allscripts Healthcare Solutions, Inc.*	35,589
5,710	Autodesk, Inc.*	224,803
24,320	EMC Corp.*	686,067
3,611	Fortinet, Inc.*	94,319
1,000	Global Payments, Inc.	46,430
1,204	Informatica Corp.*	55,408
1,500	Itochu Techno-Solutions Corp. (Japan)	68,481
16,192	Micro Focus International PLC (United Kingdom)	122,351
1,250	Nuance Communications, Inc.*	30,550
1,988	Opnet Technologies, Inc.	46,042
2,346	QLIK Technologies, Inc.*	67,588
2,301	Riverbed Technology, Inc.*	45,399
491	salesforce.com, Inc.*	76,464
5,188	SAP AG (Germany)	343,985
1,300	Super Micro Computer, Inc.*	22,945
6,700	Tieto Oyj (Finland)	118,043
2,030	VeriFone Systems, Inc.*	96,709
2,396	VMware, Inc. (Class A Stock)*	267,681

		3,600,612

Computers & Peripherals — 0.6%
5,379	Cognizant Technology Solutions Corp. (Class A Stock)*	394,388
45,862	Hewlett-Packard Co.	1,135,543
4,590	NetApp, Inc.*	178,230
2,525	QLogic Corp.*	43,556

		1,751,717

Construction & Engineering — 0.2%
8,800	COMSYS Holdings Corp. (Japan)	89,058
2,470	Fluor Corp.	142,643
9,800	Kyowa Exeo Corp. (Japan)	89,481
2,100	MasTec, Inc.*	36,519
500	MYR Group, Inc.*	8,360
4,300	NCC AB (Class B Stock) (Sweden)	84,512
1,914	Northwest Pipe Co.*	39,830
1,005	Texas Industries, Inc.	33,778
1,000	URS Corp.	41,310

		565,491

Consumer Finance — 0.4%
7,295	American Express Co.	439,232
7,100	Capital One Financial Corp.	393,908
3,311	Cash America International, Inc.	154,789
975	First Cash Financial Services, Inc.*	39,936

		1,027,865

Consumer Products & Services — 0.5%
13,042	Estee Lauder Cos., Inc. (The) (Class A Stock)	852,295
155,400	Pacific Brands Ltd. (Australia)	99,580
6,347	Reckitt Benckiser Group PLC (United Kingdom)	369,481
2,613	Vitamin Shoppe, Inc.*	122,994

		1,444,350

Containers & Packaging — 0.1%
1,050	Packaging Corp. of America	30,650
20,400	Rexam PLC (United Kingdom)	142,361
1,775	Silgan Holdings, Inc.	77,869

		250,880

Cosmetics & Toiletries — 0.1%
8,800	Natura Cosmeticos SA (Brazil)	198,839

Distribution/Wholesale — 0.4%
86,000	Li & Fung Ltd. (Bermuda)	184,001
1,920	LKQ Corp.*	64,224
6,100	Mitsui & Co. Ltd. (Japan)	95,809
14,300	Sumitomo Corp. (Japan)	204,183
6,200	Toyota Tsusho Corp. (Japan)	123,705
2,074	W.W. Grainger, Inc.	431,019

		1,102,941

Diversified Consumer Services — 0.1%
20,700	H&R Block, Inc.	304,290

Diversified Financial Services — 1.4%
57,159	Bank of America Corp.	463,560
20,150	BM&FBOVESPA SA (Brazil)	112,582
22,900	Challenger Ltd. (Australia)	94,965
26,307	Citigroup, Inc.	869,183
3,200	Fuyo General Lease Co. Ltd. (Japan)	104,449
53,465	JPMorgan Chase & Co.	2,297,926
11,400	Tullett Prebon PLC (United Kingdom)	63,551

		4,006,216

Diversified Manufacturing Operations — 0.2%
15,800	Cookson Group PLC (United Kingdom)	186,032
2,825	Siemens AG (Germany)	261,649

		447,681

Diversified Operations — 0.2%
2,863	LVMH Moet Hennessy Louis Vuitton SA (France)	474,286

Diversified Telecommunication Services — 0.4%
32,729	AT&T, Inc.	1,077,111
9,800	Koninklijke KPN NV (Netherlands)	87,965

		1,165,076

Electric Utilities — 1.0%
19,640	American Electric Power Co., Inc.	762,818
14,300	Edison International	629,343
44,200	Enel SpA (Italy)	145,098
16,200	Exelon Corp.	631,962
2,529	NextEra Energy, Inc.	162,741
9,500	NRG Energy, Inc.*	161,500
9,543	PPL Corp.	261,001

		2,754,463

Electronic Components — 0.2%
1,928	DTS, Inc.*	60,154
100	ESCO Technologies, Inc.	3,440
1,083	Fanuc Corp. (Japan)	184,343
2,000	FLIR Systems, Inc.	44,920
1,660	InvenSense, Inc.*	26,693
1,372	Itron, Inc.*	55,978
300	Littelfuse, Inc.	18,801
10,000	Nippon Electric Glass Co. Ltd. (Japan)	81,663

		475,992

Electronic Equipment & Instruments — 0.3%
1,594	Coherent, Inc.*	83,844
23,800	Corning, Inc.	341,530
2,165	EnerSys*	75,667
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	78,493
575	ScanSource, Inc.*	18,952
5,550	TE Connectivity Ltd. (Switzerland)	202,353
1,461	Universal Display Corp.*	65,701

		866,540

Energy Equipment & Services — 1.0%
5,870	Cameron International Corp.*	300,837
1,380	Core Laboratories NV (Netherlands)	189,032
3,900	Diamond Offshore Drilling, Inc.	267,345
724	Dril-Quip, Inc.*	48,790
9,500	Ensco PLC, ADR (United Kingdom)	519,175
34,473	Halliburton Co.	1,179,666
3,438	Lufkin Industries, Inc.	264,176
475	Oil States International, Inc.*	37,801
918	OYO Geospace Corp.*	105,772
775	Unit Corp.*	32,744

		2,945,338

Entertainment & Leisure — 0.3%
3,300	Carnival Corp. (Panama)	107,217
6,166	Carnival PLC (United Kingdom)	200,436
7,954	Hennes & Mauritz AB (Class B Stock) (Sweden)*	273,247
1,560	Life Time Fitness, Inc.*	72,634
4,060	Pinnacle Entertainment, Inc.*	45,066
3,220	Royal Caribbean Cruises Ltd. (Liberia)	88,131
1,300	Sankyo Co. Ltd. (Japan)	62,851
36,200	Thomas Cook Group PLC (United Kingdom)	13,219

		862,801

Environmental Control
1,400	Stericycle, Inc.*	121,240

Equipment Services
19,200	Downer EDI Ltd. (Australia)*	72,220

Financial — Bank & Trust — 0.7%
3,320	Astoria Financial Corp.	32,171
10,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	67,588
15,800	Bank of Queensland Ltd. (Australia)	122,812
3,200	BNP Paribas (France)	128,557
94,862	China Merchants Bank Co. Ltd. (Class H Stock) (China)*	205,896
11,400	Credit Agricole SA (France)	58,595
9,600	Credit Suisse Group AG (Switzerland)*	229,621
3,100	Danske Bank A/S (Denmark)*	50,332
3,100	Deutsche Bank AG (Germany)	134,881
5,860	Dexia SA (Belgium)*	1,474
7,700	DnB ASA (Norway)	83,015
84,200	Mitsubishi UFJ Financial Group, Inc. (Japan)	408,134
10,500	National Australia Bank Ltd. (Australia)	276,028
1,675	Societe Generale (France)	39,599
2,900	Svenska Handelsbanken AB (Class A Stock) (Sweden)	93,973
6,200	UBS AG (Switzerland)*	77,393
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	34,110

		2,044,179

Financial Services — 0.4%
2,030	Affiliated Managers Group, Inc.*	230,649
2,657	Ameriprise Financial, Inc.	144,036
757	BlackRock, Inc.	145,026
1,600	Eaton Vance Corp.	42,080
15,195	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	243,045
265,984	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	177,582
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	362
1,900	Jefferies Group, Inc.	30,267

		1,013,047

Food & Beverage
12,400	Dairy Crest Group PLC (United Kingdom)	60,573

Food & Staples Retailing — 0.8%
25,743	CVS Caremark Corp.	1,148,652
11,300	Kroger Co. (The)	262,951
18,800	Safeway, Inc.	382,204
87,500	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	250,222
5,200	Wal-Mart Stores, Inc.	306,332

		2,350,361

Food Products — 0.4%
20,600	ConAgra Foods, Inc.	531,892
13,205	Kraft Foods, Inc. (Class A Stock)	526,483

		1,058,375

Foods — 0.9%
3,395	Danone (France)	238,854
2,600	Delhaize Group (Belgium)	126,565
1,494	Fresh Market, Inc. (The)*	76,448
2,240	General Mills, Inc.	87,114
49,558	Goodman Fielder Ltd. (Australia)	33,822
41,400	J. Sainsbury PLC (United Kingdom)	206,872
16,000	Koninklijke Ahold NV (Netherlands)	202,939
47,300	Metcash Ltd. (Australia)	195,165
2,900	Metro AG (Germany)	93,569
8,489	Nestle SA (Switzerland)	520,012
1,075	Post Holdings, Inc.*	31,981
53,514	Tesco PLC (United Kingdom)	275,612
6,067	Unilever NV (Netherlands)	208,401
42,100	WM Morrison Supermarkets PLC (United Kingdom)	191,718

		2,489,072

Hand/Machine Tools — 0.1%
3,690	Stanley Black & Decker, Inc.	269,960

Healthcare Equipment & Supplies — 0.6%
15,407	Covidien PLC (Ireland)	850,929
7,100	Medtronic, Inc.	271,220
2,005	Sirona Dental Systems, Inc.*	101,272
925	Teleflex, Inc.	57,970
1,454	Thoratec Corp.*	50,614
825	West Pharmaceutical Services, Inc.	37,042
3,300	Zimmer Holdings, Inc.	207,669

		1,576,716

Healthcare Products — 0.1%
2,641	Arthrocare Corp.*	65,919
4,193	Bruker Corp.*	63,021
1,489	Cantel Medical Corp.	34,962
1,738	Cepheid, Inc.*	66,757
880	IDEXX Laboratories, Inc.*	77,378

		308,037

Healthcare Providers & Services — 0.4%
1,645	Amedisys, Inc.*	24,231
2,105	Centene Corp.*	83,337
12,300	CIGNA Corp.	568,629
775	Owens & Minor, Inc.	22,661
8,939	UnitedHealth Group, Inc.	501,925

		1,200,783

Healthcare Services — 0.2%
696	Air Methods Corp.*	58,541
2,449	AMERIGROUP Corp.*	151,250
902	Covance, Inc.*	42,177
1,821	Healthways, Inc.*	12,146
1,348	Humana, Inc.	108,757
1,100	LifePoint Hospitals, Inc.*	42,922
800	MEDNAX, Inc.*	56,192

		471,985

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	20,312

Holding Companies — Diversified — 0.1%
161,000	First Pacific Co. Ltd. (Bermuda)	174,931

Home Furnishings
4,500	Electrolux AB (Class B Stock) (Sweden)	100,494

Hotels, Restaurants & Leisure — 1.2%
2,105	Bally Technologies, Inc.*	102,198
1,459	BJ’s Restaurants, Inc.*	63,014
675	Choice Hotels International, Inc.	25,393
5,100	Las Vegas Sands Corp.	282,999
14,592	McDonald’s Corp.	1,421,990
4,138	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	44,235
7,262	Shuffle Master, Inc.*	128,320
9,424	Wynn Resorts Ltd.	1,257,162

		3,325,311

Household Durables — 0.1%
5,800	Alpine Electronics, Inc. (Japan)	76,641
1,100	Helen of Troy Ltd. (Bermuda)*	38,060
2,838	Universal Electronics, Inc.*	48,019

		162,720

Household Products — 0.2%
7,500	Kimberly-Clark Corp.	588,525
625	WD-40 Co.	28,175

		616,700

Independent Power Producers & Energy Traders
8,700	Drax Group PLC (United Kingdom)	76,668

Industrial Conglomerates — 0.5%
69,850	General Electric Co.	1,367,663

Insurance — 2.7%
3,286	ACE Ltd. (Switzerland)	249,637
7,600	Aegon NV (Netherlands)*	35,100
3,600	Allianz SE (Germany)	401,144
35,700	Allstate Corp. (The)	1,189,881
2,475	American Equity Investment Life Holding Co.	30,344
21,600	American International Group, Inc.*	735,048
21,100	Aviva PLC (United Kingdom)	105,503
4,600	AXA SA (France)*	65,152
1,900	Baloise Holding AG (Switzerland)	147,056
37,900	Beazley PLC (United Kingdom)	87,157
46,000	China Life Insurance Co. Ltd. (Class H Stock) (China)*	124,506
4,425	CNO Financial Group, Inc.*	32,170
112	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	141,964
1,200	Delphi Financial Group, Inc. (Class A Stock)	54,504
2,162	HCC Insurance Holdings, Inc.	69,098
23,800	ING Groep NV, CVA (Netherlands)*	167,822
61,400	Legal & General Group PLC (United Kingdom)	117,184
30,342	MetLife, Inc.	1,093,222
1,200	Muenchener Rueckversicherungs AG (Germany)	174,172
44,538	Old Mutual PLC (United Kingdom)	106,830
2,327	Protective Life Corp.	68,088
900	Reinsurance Group of America, Inc.	52,326
3,300	SCOR SE (France)	87,255
1,276	State Auto Financial Corp.	18,285
900	Swiss Life Holding AG (Switzerland)*	92,067
3,200	Swiss Re Ltd. (Switzerland)*	200,606
1,850	Tower Group, Inc.	39,923
13,676	Travelers Cos., Inc. (The)	879,640
1,187	United Fire Group, Inc.	20,440
17,700	Unum Group	420,198
1,883	Validus Holdings Ltd. (Bermuda)*	61,197
21,831	XL Group PLC (Ireland)	469,585
800	Zurich Financial Services AG (Switzerland)*	195,670

		7,732,774

Internet — 0.3%
2,001	F5 Networks, Inc.*	267,994
4,724	Sapient Corp.	56,546
5,708	Tencent Holdings Ltd. (Cayman Islands)	179,363
3,800	Yandex NV (Class A Stock) (Netherlands)*	90,136
8,982	Youku.com, Inc., ADR (Cayman Islands)*	215,927

		809,966

Internet Services — 1.4%
1,987	Amazon.com, Inc.*	460,785
2,319	Digital River, Inc.*	43,620
2,885	Google, Inc. (Class A Stock)*	1,746,089
2,385	priceline.com, Inc.*	1,814,556

		4,065,050

Internet Software & Services — 0.9%
11,104	Baidu, Inc., ADR (Cayman Islands)*	1,473,501
2,439	LinkedIn Corp. (Class A Stock)*	264,509
25,875	Oracle Corp.	760,466
2,580	VeriSign, Inc.	106,064

		2,604,540

Investment Companies — 0.2%
645,000	Hutchison Port Holdings Trust (Singapore)	486,975
2,563	KKR Financial Holdings LLC	23,272

		510,247

IT Services — 0.3%
1,950	Broadridge Financial Solutions, Inc.	45,260
375	CACI International, Inc. (Class A Stock)*	22,924
3,043	International Business Machines Corp.	630,144
51,000	Logica PLC (United Kingdom)	64,476

		762,804

Leisure Equipment & Products — 0.2%
8,200	Mattel, Inc.	275,520
1,989	Polaris Industries, Inc.	158,006

		433,526

Life Sciences Tools & Services — 0.2%
1,037	ICON PLC, ADR (Ireland)*	23,001
11,428	Thermo Fisher Scientific, Inc.	635,968

		658,969

Machinery — 1.2%
2,100	Actuant Corp. (Class A Stock)	57,267
28,000	BlueScope Steel Ltd. (Australia)*	11,524
10,039	Cummins, Inc.	1,162,817
1,843	Deere & Co.	151,789
1,374	Franklin Electric Co., Inc.	68,906
9,963	Komatsu Ltd. (Japan)	288,882
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	65,030
12,033	PACCAR, Inc.	516,938
3,400	Parker Hannifin Corp.	298,146
1,153	Regal-Beloit Corp.	77,989
1,800	Rheinmetall AG (Germany)	101,084
5,754	Rockwell Automation, Inc.	445,014
1,000	Snap-on, Inc.	62,540
2,781	Terex Corp.*	62,962
904	Twin Disc, Inc.	19,825
375	Valmont Industries, Inc.	46,474

		3,437,187

Manufacturing — 0.5%
1,415	Colfax Corp.*	47,954
25,080	Danaher Corp.	1,359,838
2,486	Polypore International, Inc.*	92,852

		1,500,644

Media — 1.5%
8,500	CBS Corp. (Class B Stock)	283,475
6,984	Comcast Corp. (Class A Stock)	211,825
30,427	Comcast Corp. (Special Class A Stock)	907,637
3,860	Discovery Communications, Inc. (Class A Stock)*	210,061
3,600	Interpublic Group of Cos., Inc. (The)	42,516
15,690	News Corp. (Class A Stock)	307,524
9,896	Pearson PLC (United Kingdom)	186,299
18,543	Time Warner, Inc.	694,621
9,880	Viacom, Inc. (Class B Stock)	458,333
11,500	Vivendi (France)	212,582
15,386	Walt Disney Co. (The)	663,291
950	Wiley, (John) & Sons, Inc. (Class A Stock)	42,931

		4,221,095

Medical Supplies & Equipment — 0.2%
1,647	Cooper Cos., Inc. (The)	145,216
4,060	Fresenius Medical Care AG & Co. KGaA (Germany)	288,219

		433,435

Metals & Mining — 1.4%
2,055	AMCOL International Corp.	67,733
5,742	BHP Billiton Ltd. (Australia)	212,691
2,976	BHP Billiton Ltd., ADR (Australia)	221,117
9,500	Boliden AB (Sweden)	152,084
23,446	Freeport-McMoRan Copper & Gold, Inc.	897,982
1,075	Globe Specialty Metals, Inc.	14,340
2,200	Joy Global, Inc.	155,694
33,800	Mincor Resources NL (Australia)	24,652
88,700	OneSteel Ltd. (Australia)	120,609
8,665	Precision Castparts Corp.	1,528,246
3,500	Rio Tinto Ltd. (Australia)	241,967
2,913	RTI International Metals, Inc.*	71,514
1,200	Timken Co.	67,812
4,336	Titanium Metals Corp.	64,043
1,640	Vallourec SA (France)	98,622

		3,939,106

Multi-Line Retail — 0.3%
2,517	Dollar Tree, Inc.*	255,878
6,300	J.C. Penney Co., Inc.	227,178
6,100	Kohl’s Corp.	305,793
4,520	Macy’s, Inc.	185,411

		974,260

Multi-Utilities — 0.2%
17,100	Public Service Enterprise Group, Inc.	532,665
3,000	RWE AG (Germany)	128,961

		661,626

Office Electronics — 0.3%
4,691	Canon, Inc. (Japan)	215,631
75,200	Xerox Corp.	585,056

		800,687

Oil, Gas & Consumable Fuels — 5.9%
2,219	Air Liquide SA (France)	285,416
5,775	Anadarko Petroleum Corp.	422,788
6,253	Apache Corp.	599,913
1,750	Atmos Energy Corp.	57,015
12,883	BG Group PLC (United Kingdom)	303,268
49,400	BP PLC (United Kingdom)	356,763
6,620	Cabot Oil & Gas Corp.	232,627
6,160	Canadian Natural Resources Ltd. (Canada)	214,011
4,838	Cenovus Energy, Inc. (Canada)	175,575
15,700	Chesapeake Energy Corp.	289,508
12,526	Chevron Corp.	1,334,771
146,581	CNOOC Ltd. (Hong Kong)	312,483
18,013	ConocoPhillips	1,290,271
2,436	Continental Resources, Inc.*	217,413
4,100	Devon Energy Corp.	286,385
4,230	Dresser-Rand Group, Inc.*	205,916
10,700	ENI SpA (Italy)	237,523
1,350	EOG Resources, Inc.	148,243
2,020	EQT Corp.	100,636
5,014	Exxon Mobil Corp.	432,909
2,350	FMC Technologies, Inc.*	110,450
1,432	Gulfport Energy Corp.*	37,533
3,055	Hess Corp.	159,288
12,980	JX Holdings, Inc. (Japan)	73,647
19,500	Marathon Oil Corp.	572,130
3,030	National Grid PLC, ADR (United Kingdom)	163,893
14,218	National Oilwell Varco, Inc.	1,077,156
3,190	Noble Energy, Inc.	316,831
4,352	Oasis Petroleum, Inc.*	143,921
19,198	Occidental Petroleum Corp.	1,751,242
1,783	Ocean Rig UDW, Inc. (Marshall Islands)*	31,078
2,380	Oceaneering International, Inc.	122,879
4,300	OMV AG (Austria)	145,570
700	ONEOK, Inc.	60,123
12,296	Peabody Energy Corp.	382,529
1,153	Pioneer Natural Resources Co.	133,540
1,150	Range Resources Corp.	76,659
7,500	Repsol YPF SA (Spain)	143,456
17,900	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	652,607
8,600	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	630,896
6,152	Schlumberger Ltd. (Netherlands)	456,109
4,803	Sempra Energy	310,946
1,610	SM Energy Co.	106,437
1,229	South Jersey Industries, Inc.	60,528
5,400	Statoil ASA (Norway)	144,177

1,905	Swift Energy Co.*	57,626
6,000	Total SA (France)	286,474
12,600	Total SA, ADR (France)	606,186
11,700	Valero Energy Corp.	288,990
1,552	WGL Holdings, Inc.	62,251

		16,668,586

Paper & Forest Products — 0.2%
15,300	International Paper Co.	509,643
11,800	Mondi PLC (United Kingdom)	109,444

		619,087

Pharmaceuticals — 5.1%
10,630	Abbott Laboratories	659,698
11,335	Allergan, Inc.	1,088,160
5,503	Amgen, Inc.	391,318
8,600	AstraZeneca PLC (United Kingdom)	376,768
3,400	AstraZeneca PLC, ADR (United Kingdom)	149,260
19,249	Bristol-Myers Squibb Co.	642,339
1,201	Catalyst Health Solutions, Inc.*	103,730
11,600	Eli Lilly & Co.	480,124
14,281	Express Scripts Holding Co.*	796,737
7,400	GlaxoSmithKline PLC (United Kingdom)	171,135
6,600	H. Lundbeck A/S (Denmark)	132,113
26,926	Johnson & Johnson	1,752,613
4,000	Kyorin Holdings, Inc. (Japan)	77,054
17,416	Mead Johnson Nutrition Co.	1,490,113
31,497	Merck & Co., Inc.	1,235,942
700	Merck KGaA (Germany)	76,907
8,074	Novartis AG (Switzerland)	445,220
4,100	Novartis AG, ADR (Switzerland)	226,197
2,957	Novo Nordisk A/S (Class B Stock) (Denmark)	436,168
1,491	Onyx Pharmaceuticals, Inc.*	67,855
1,800	Otsuka Holdings Co. Ltd. (Japan)	54,334
73,622	Pfizer, Inc.	1,688,153
1,400	Roche Holding AG (Switzerland)	255,737
1,579	Salix Pharmaceuticals Ltd.*	78,003
5,400	Sanofi (France)	412,152
6,300	Sanofi, ADR (France)	240,534
51,899	Sinopharm Group Co. Ltd. (Class H Stock) (China)*	136,125
1,280	SXC Health Solutions Corp. (Canada)*	115,942
3,600	Teva Pharmaceutical Industries Ltd. (Israel)	162,943
6,893	Teva Pharmaceutical Industries Ltd., ADR (Israel)	315,286
1,700	Theravance, Inc.*	36,788

		14,295,448

Professional Services — 0.1%
2,878	Duff & Phelps Corp. (Class A Stock)	45,760
3,700	Manpower, Inc.	157,620
10,797	Monster Worldwide, Inc.*	93,178
925	Towers Watson & Co. (Class A Stock)	60,495

		357,053

Real Estate
1,433	Meritage Homes Corp.*	40,683

Real Estate Investment Trusts — 0.9%
10,209	American Tower Corp.	669,506
57,000	Annaly Capital Management, Inc.	930,240
1,758	AvalonBay Communities, Inc.	255,613
2,330	Boston Properties, Inc.	252,222
2,684	First Potomac Realty Trust	33,389
1,425	Highwoods Properties, Inc.	49,490
650	LaSalle Hotel Properties	19,117
4,960	Medical Properties Trust, Inc.	46,525
1,695	Redwood Trust, Inc.	19,798
1,706	Simon Property Group, Inc.	265,454
3,205	Two Harbors Investment Corp.	33,524

		2,574,878

Real Estate Management & Development
1,510	Jones Lang LaSalle, Inc.	120,709

Retail — 0.1%
35,200	Home Retail Group PLC (United Kingdom)	60,896
2,200	Next PLC (United Kingdom)	104,577
1,400	Rallye SA (France)	46,728
4,600	Shimachu Co. Ltd. (Japan)	103,707

		315,908

Retail & Merchandising — 3.5%
6,100	Aoyama Trading Co. Ltd. (Japan)	126,370
1,705	Bed Bath & Beyond, Inc.*	120,015
1,250	Big Lots, Inc.*	45,800
2,371	Chico’s FAS, Inc.	36,419
106,715	Cie Financiere Richemont SA, ADR (Switzerland)	654,163
3,811	Costco Wholesale Corp.	336,016
4,470	Dollar General Corp.*	212,146
1,181	Ezcorp, Inc. (Class A Stock)*	31,639
1,381	Francesca’s Holdings Corp.*	43,294
2,739	GNC Holdings, Inc. (Class A Stock)	106,985
2,200	K’s Holdings Corp. (Japan)	66,132
2,332	Lululemon Athletica, Inc.*	172,895
33,200	Marks & Spencer Group PLC (United Kingdom)	192,353
4,500	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	100,044
5,406	O’Reilly Automotive, Inc.*	570,117
7,471	Ross Stores, Inc.	460,139
989	Sally Beauty Holdings, Inc.*	26,307
29,663	Starbucks Corp.	1,702,063
350	Swatch Group AG (The) (Switzerland)	161,417
10,881	Target Corp.	630,445
2,090	Tiffany & Co.	143,081
65,121	TJX Cos., Inc. (The)	2,716,197
15,986	Yum! Brands, Inc.	1,162,662

		9,816,699

Road & Rail
1,150	Landstar System, Inc.	61,606
1,400	Werner Enterprises, Inc.	33,068

		94,674

Savings & Loan
3,700	Capitol Federal Financial, Inc.	43,697

Semiconductors — 0.4%
6,210	Altera Corp.	220,890
17,348	ARM Holdings PLC (United Kingdom)	147,527
2,470	ASML Holding NV (Netherlands)	125,945
7,440	Broadcom Corp. (Class A Stock)*	272,304
1,023	Cabot Microelectronics Corp.	35,171
2,065	Cavium, Inc.*	60,422
2,000	Checkpoint Systems, Inc.*	21,920
2,275	Microsemi Corp.*	48,958
5,241	Teradyne, Inc.*	90,198

		1,023,335

Semiconductors & Semiconductor Equipment — 0.5%
1,385	Cymer, Inc.*	71,799
1,600	Fairchild Semiconductor International, Inc.*	22,672
550	Hittite Microwave Corp.*	29,447
29,200	Intel Corp.	829,280
6,200	KLA-Tencor Corp.	323,330
6,075	RF Micro Devices, Inc.*	26,305
700	Semtech Corp.*	19,082
2,302	Veeco Instruments, Inc.*	69,497

		1,391,412

Software — 1.7%
940	ANSYS, Inc.*	63,046
16,905	CA, Inc.	446,630
2,787	Cerner Corp.*	225,998
21,662	Check Point Software Technologies Ltd. (Israel)*	1,259,212
2,140	Citrix Systems, Inc.*	183,205
7,436	Compuware Corp.*	64,842
700	Manhattan Associates, Inc.*	35,105
3,575	MedAssets, Inc.*	45,081
57,269	Microsoft Corp.	1,833,753
4,600	Parametric Technology Corp.*	99,268
1,813	Progress Software Corp.*	41,953
2,319	Quality Systems, Inc.	86,731
3,630	Red Hat, Inc.*	216,384
2,155	TIBCO Software, Inc.*	70,900
1,125	Verint Systems, Inc.*	34,020

		4,706,128

Specialty Retail — 1.0%
3,966	Aaron’s, Inc.	107,756
515	AutoZone, Inc.*	204,022

625	DSW, Inc. (Class A Stock)	35,162
10,900	Gap, Inc. (The)	310,650
2,894	Genesco, Inc.*	217,050
475	Group 1 Automotive, Inc.	27,493
16,202	Home Depot, Inc. (The)	839,102
7,188	Limited Brands, Inc.	357,244
950	Lithia Motors, Inc. (Class A Stock)	25,488
875	Penske Automotive Group, Inc.	23,135
3,580	PetSmart, Inc.	208,571
1,600	Tractor Supply Co.	157,456
6,687	Urban Outfitters, Inc.*	193,656

		2,706,785

Steel Producers/Products
3,200	Voestalpine AG (Austria)	103,587

Telecommunications — 1.5%
76,100	BT Group PLC (United Kingdom)	260,344
166,600	Cable & Wireless Communications PLC (United Kingdom)	89,197
5,039	CenturyLink, Inc.	194,304
1,337	EZchip Semiconductor Ltd. (Israel)*	53,787
4,500	France Telecom SA (France)	61,562
3,379	HTC Corp. (Taiwan)	51,249
1,243	IPG Photonics Corp.*	60,161
3,740	Juniper Networks, Inc.*	80,148
67	KDDI Corp. (Japan)	440,569
2,442	NICE Systems Ltd., ADR (Israel)*	93,822
5,000	Nippon Telegraph & Telephone Corp. (Japan)	227,017
100	NTT DoCoMo, Inc. (Japan)	170,591
24,923	QUALCOMM, Inc.	1,591,084
800	SBA Communications Corp. (Class A Stock)*	42,992
100,000	Telecom Italia SpA (Italy)*	113,639
4,200	Telefonica SA (Spain)	61,210
33,300	Telstra Corp. Ltd. (Australia)	122,827
150,530	Vodafone Group PLC (United Kingdom)	416,524

		4,131,027

Textiles, Apparel & Luxury Goods — 0.1%
11,000	Kurabo Industries Ltd. (Japan)	20,529
900	PVH Corp.	79,920
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	137,395

		237,844

Thrifts & Mortgage Finance
2,675	Washington Federal, Inc.	46,920

Tobacco — 0.5%
9,100	Altria Group, Inc.	293,111
7,398	British American Tobacco PLC (United Kingdom)	379,277
1,050	Lorillard, Inc.	142,054
6,772	Philip Morris International, Inc.	606,162

		1,420,604

Trading Companies & Distributors — 0.1%
30,000	Marubeni Corp. (Japan)	209,669
2,110	United Rentals, Inc.*	98,495
1,000	WESCO International, Inc.*	66,390

		374,554

Transportation — 1.1%
1,701	Bristow Group, Inc.	83,094
3,370	Canadian National Railway Co. (Canada)	287,585
5,635	Expeditors International of Washington, Inc.	225,400
3,600	Go-Ahead Group PLC (United Kingdom)	66,604
2,930	Kansas City Southern	225,669
2,295	Quality Distribution, Inc.*	25,635
18,000	Sankyu, Inc. (Japan)	71,693
17,584	Union Pacific Corp.	1,977,145

		2,962,825

Utilities — 0.1%
3,400	E.ON AG (Germany)	77,027
2,528	PG&E Corp.	111,687

		188,714

Wireless Telecommunication Services — 0.3%
32,127	Vodafone Group PLC, ADR (United Kingdom)	894,094

	TOTAL COMMON STOCKS (cost $145,487,281)	183,585,621

PREFERRED STOCKS — 0.2%
Aerospace & Defense
1,578,340	Rolls-Royce Holdings PLC (PRFC C) (United Kingdom)*(j)	2,562

Automobile Manufacturers — 0.1%
1,489	Volkswagen AG, 1.81% (Germany)	282,048

Commercial Banks — 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT	234,843

Financial Services
7,900	Itau Unibanco Holding SA, ADR, 2.79% (Brazil)	123,951

	TOTAL PREFERRED STOCKS (cost $451,830)	643,404

UNAFFILIATED MUTUAL FUND
4,525	Ares Capital Corp. (cost $61,689)	72,581

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.5%
Aaa	EUR 1,888	Avoca CLO I BV, Series III-X, Class A (Ireland) 1.433%(a), 09/15/21	2,337,642

Aaa	GBP 600	Chester Asset Receivables Dealings, Series 2004-1, Class A (United Kingdom) 1.266%(a), 04/15/16	955,188
NR	EUR 264	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	350,203
Aaa	$ 600	Penarth Master Issuer PLC, Series 2011-1A, Class A1, 144A (United Kingdom) 0.89%(a), 05/18/15	601,898
AAA(b)	375	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.998%(a), 02/16/19	373,789
Aaa	1,431	SLM Student Loan Trust, Series 2008-9, Class A 1.966%(a), 04/25/23	1,478,555
Aaa	1,000	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A 0.686%(a), 07/22/21	934,997

		TOTAL ASSET-BACKED SECURITIES (cost $7,234,670)	7,032,272

COMMERCIAL MORTGAGE-BACKED SECURITY
Aaa	101	Federal National Mortgage Assoc., Series 1998-73, Class MZ (cost $99,691) 6.30%, 10/17/38	108,066

CORPORATE BONDS — 9.1%
Automobile Manufacturers — 0.7%
A2	1,000	BMW US Capital LLC, Gtd. Notes, MTN 0.924%(a), 12/21/12	998,744
A3	900	Daimler Finance North America LLC, Gtd. Notes, 144A 1.083%(a), 03/28/14	894,218

			1,892,962

Commercial Banks — 2.4%
A1	400	Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom) 2.046%(a), 04/25/14	384,360
B1	100	Ally Financial, Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	113,070
Baa1	400	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.574%(a), 03/18/14	397,444
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,302,918
Aaa	1,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	1,046,438
A1	600	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	613,689
Ba1	1,000	Jr. Sub. Notes, 144A 12.00%(a), 12/29/49	1,055,850
A2	700	Morgan Stanley, Sr. Unsec’d. Notes 1.446%(a), 04/29/13	690,807
A2	1,000	Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom) 4.375%, 03/16/16	1,020,203
A2	100	4.875%, 03/16/15	103,919

			6,728,698

Consumer Finance — 0.3%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	742,609

Diversified Financial Services — 2.6%
Baa1	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	1,069,748
Aa3	900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	1,050,317
Aaa	1,000	Credit Agricole Home Loan SFH, Covered Bonds, 144A (France) 1.216%(a), 07/21/14	973,408
Ba1	500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	541,926
Ba1	100	7.50%, 08/01/12	101,572
Baa2	600	FUEL Trust, Sec’d. Notes, 144A 3.984%, 06/15/16	621,590
Ba3	500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	550,000
Aa3	700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	733,146
Aa2	700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	803,734
Baa1	900	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	908,803
Baa1	100	6.875%, 04/25/18	111,434

			7,465,678

Financial — Bank & Trust — 0.2%
Aa3	500	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	523,480

Financial Services
NR	500	Lehman Brothers Holdings, Inc., Bonds, MTN(g) 6.875%, 05/02/18	126,250

Food Products — 0.3%
Baa1	900	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	902,373

Insurance — 0.5%
Baa1	1,100	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	1,332,793

Metals & Mining — 0.3%
Baa1	900	Barrick North America Finance LLC, Gtd. Notes, 144A 4.40%, 05/30/21	969,385

Oil, Gas & Consumable Fuels — 0.5%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 4.50%, 10/01/20	444,459

Baa2	1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,047,500

			1,491,959

Paper & Forest Products — 0.2%
Baa3	500	Georgia-Pacific LLC, Gtd. Notes, 144A 5.40%, 11/01/20	569,878

Pharmaceuticals — 0.1%
B1	400	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	389,000

Real Estate Investment Trusts — 0.4%
Baa3	1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	1,054,373

Tobacco — 0.4%
Baa1	800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	1,091,601

Utilities — 0.2%
A1	500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	506,825

		TOTAL CORPORATE BONDS (cost $24,496,588)	25,787,864

FOREIGN GOVERNMENT BONDS — 2.0%
Aaa	AUD 1,300	Australia Government, Sr. Unsec’d. Notes (Australia) 5.25%, 03/15/19	1,509,370
Aaa	AUD 1,400	5.50%, 01/21/18	1,626,643
Aaa	AUD 600	6.00%, 02/15/17	704,660
Aaa	CAD 400	Canadian Government, Bonds (Canada) 3.25%, 06/01/21	444,966
Baa3	BRL 1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,237,048

		TOTAL FOREIGN GOVERNMENT BONDS (cost $5,044,612)	5,522,687

MUNICIPAL BONDS — 1.5%
California — 0.7%
Aa3	500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	578,835
A1	400	State of California, General Obligation Unlimited 5.00%, 06/01/37	421,240
A1	800	5.00%, 11/01/37	845,640
A1	200	5.00%, 12/01/37	211,558

			2,057,273

Illinois — 0.8%
Aa3	1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,337,149

Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	972,472

				2,309,621

			TOTAL MUNICIPAL BONDS (cost $3,798,064)	4,366,894

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.3%
AAA(b)		28	BankTrust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	26,196
Caa1		151	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.817%(a), 05/25/35	128,440
D(b)		387	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 2.895%(a), 02/25/37	252,642
Ca		420	Series 2006-OA11, Class A1B 0.429%(a), 09/25/46	233,066
Aaa		18	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	20,153
Aaa		3	Series 2266, Class F 0.69%(a), 11/15/30	3,059
Aaa		6	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.69%(a), 10/18/30	5,522
Aaa		423	Series 2006-5, Class 3A2 2.554%(a), 05/25/35	438,884
Aaa		87	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.549%(a), 07/25/44	89,523
Aaa		16	Government National Mortgage Assoc., Series 2000-9, Class FH 0.74%(a), 02/16/S30	16,419
Aaa	GBP	433	Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom) 1.416%(a), 09/20/44	677,873
Aaa		214	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.653%(a), 09/25/35	207,730
CC(b)		453	Series 2005-AR7, Class 4A1 5.19%(a), 11/25/35	362,557
Caa3		480	Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.42%(a), 07/19/46	277,772
C		373	Series 2006-12, Class 2A2B 0.49%(a), 01/19/38	125,660
C		405	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.429%(a), 04/25/37	87,088
CCC(b)		381	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3 5.22%(a), 02/25/37	274,876
CCC(b)		432	Series 2007-OA3, Class 2A1A 0.919%(a), 04/25/47	303,053

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,972,199)	3,530,513

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
85	Federal Home Loan Mortgage Corp. 2.521%(a), 09/01/35	90,502
3,000	4.00%, TBA	3,164,531
47	5.50%, 12/01/36	51,437
66	6.00%, 04/01/16-07/01/17	71,602
132	Federal National Mortgage Assoc. 1.369%(a), 06/01/43	132,921
91	2.272%(a), 12/01/34	95,733
5,649	3.50%, 10/01/40-11/01/41	5,872,467
8,000	3.50%, TBA	8,440,000
37	3.967%(a), 05/01/36	39,717
5,137	4.00%, 03/01/24-03/01/26	5,468,453
5,000	4.00%, TBA	5,288,281
1,873	4.50%, 07/01/20-03/01/41	2,018,494
48	4.652%(a), 09/01/34	52,000
500	5.00%, TBA	542,187
203	5.50%, 06/01/36	222,465
909	6.00%, 09/01/37	1,005,321
16	Government National Mortgage Assoc. 1.625%, 09/20/22-11/20/29	16,380
2,000	3.50%, TBA	2,100,625
25	4.50%, 08/15/33	27,629
5	8.50%, 05/20/30-04/20/31	5,519

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $34,160,556)	34,706,264

U.S. TREASURY OBLIGATIONS — 6.0%
1,500	U.S. Treasury Bonds 3.75%, 08/15/41	1,693,593
400	4.375%, 05/15/41	501,688
100	7.50%, 11/15/24	157,875
1,600	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22	1,682,820
1,700	1.125%, 01/15/21(c)	2,028,806
600	2.125%, 02/15/40-02/15/41	858,480
300	U.S. Treasury Notes 1.50%, 06/30/16	310,547
5,600	2.00%, 11/15/21-02/15/22	5,659,878
1,100	2.125%, 12/31/15-08/15/21	1,157,437
400	2.625%, 11/15/20	431,000
2,400	3.125%, 11/15/41	2,407,500

	TOTAL U.S. TREASURY OBLIGATIONS (cost $16,312,647)	16,889,624

	TOTAL LONG-TERM INVESTMENTS (cost $241,119,827)	282,245,790

SHORT-TERM INVESTMENTS — 7.0%
U.S. TREASURY OBLIGATIONS(e) — 1.8%
200	U.S. Treasury Bills 0.08%, 09/20/12	199,899
400	0.09%, 08/23/12	399,864
211	0.105%, 08/09/12	210,943
800	0.113%, 10/18/12	799,462
400	0.124%, 09/13/12	399,812
600	0.125%, 08/16/12-09/06/12	599,774
500	0.128%, 09/06/12	499,787
500	0.138%, 08/16/12	499,837

400	0.141%, 09/27/12	399,789
500	0.145%, 08/30/12-09/27/12	799,629
400	0.15%, 09/27/12	399,789

	TOTAL U.S. TREASURY OBLIGATIONS (cost $5,208,343)	5,208,585

REPURCHASE AGREEMENT(d) — 1.9%
5,400	Deutsche Bank Securities, Inc., 0.18%, dated 04/30/12, due 05/01/2012 in the amount of $5,400,027 (cost $5,400,000)	5,400,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.3%
9,373,918	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,373,918)(f)	9,373,918

	TOTAL SHORT-TERM INVESTMENTS (cost $19,982,261)	19,982,503

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—106.8% (cost $261,102,088)(h)	302,228,293

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*(i)
Call Options
$300	Interest Rate Swap Options, Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(3,155)
4,200	Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(44,165)

			(47,320)

Put Options
300	Interest Rate Swap Options, Received a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	(3,987)
4,200	Received a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	(55,821)

			(59,808)

	TOTAL OPTIONS WRITTEN (premium received $139,485)		(107,128)

Principal Amount (000)#
SECURITIES SOLD SHORT — (3.3)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
5,000	Federal National Mortgage Assoc. 3.50%, TBA	(5,191,406)
3,000	4.00%, TBA	(3,190,312)
1,000	6.00%, TBA	(1,105,469)

TOTAL SECURITIES SOLD SHORT (proceeds received $9,383,438)	(9,487,187)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 103.5% (cost $251,579,165)	292,633,978
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (3.5)%	(9,880,915)

NET ASSETS — 100%	$282,753,063

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

NR—Not Rated by Moody’s or Standard & Poor’s

MTN—Medium Term Note

PRFC—Preference Shares

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Repurchase agreement is collateralized by U.S. Treasury Notes, (coupon rate 1.50%, maturity date 12/31/13), with the aggregate value, including accrued interest of $5,508,768.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Represents issuer in default on interest payments. Non-income producing security.

(h)	The United States federal income tax basis of the Schedule of Investments were $271,362,744; accordingly, net unrealized appreciation on investments for federal income tax income purposes was $30,865,549 (gross unrealized appreciation $39,165,927; gross unrealized depreciation $8,300,378). The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(i)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of April 30, 2012.
(j)	Indicates a security or securities that have been deemed illiquid.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2012	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
20	10 Year U.S. Treasury Notes	Jun. 2012	$2,625,937	$2,645,625	$19,688
	Short Positions:
14	5 Year U.S. Treasury Notes	Jun. 2012	1,724,187	1,733,156	(8,969)

					$10,719

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of April 30, 2012.

Forward foreign currency exchange contracts outstanding at April 30, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 06/07/12	UBS Securities	AUD	34	$35,102	$35,276	$174
British Pound, Expiring 05/02/12	Barclays Capital Group	GBP	1,343	2,152,561	2,179,528	26,967
Expiring 05/02/12	UBS Securities	GBP	33	52,693	53,555	862
Chinese Yuan, Expiring 06/01/12	BNP Paribas	CNY	441	69,309	69,749	440
Expiring 06/01/12	Citigroup Global Markets	CNY	689	108,182	109,031	849
Expiring 02/01/13	Barclays Capital Group	CNY	18,066	2,865,398	2,851,688	(13,710)
Expiring 02/01/13	Deutsche Bank	CNY	456	72,526	72,041	(485)
Expiring 02/01/13	Deutsche Bank	CNY	40	6,279	6,281	2
Expiring 02/01/13	Goldman Sachs & Co.	CNY	1,060	169,000	167,338	(1,662)
Expiring 02/01/13	JPMorgan Chase	CNY	1,064	169,441	167,935	(1,506)
Expiring 08/05/13	UBS Securities	CNY	1,035	163,861	162,967	(894)

Euro, Expiring 06/14/12	Barclays Capital Group	EUR	70	92,011	92,677	666
Expiring 06/14/12	Barclays Capital Group	EUR	34	44,601	45,015	414
Expiring 06/14/12	Morgan Stanley	EUR	57	75,475	75,466	(9)
Indian Rupee, Expiring 07/12/12	JPMorgan Chase	INR	35,632	766,611	665,477	(101,134)
Malaysian Ringgit, Expiring 07/16/12	JPMorgan Chase	MYR	9	2,917	2,957	40
Mexican Peso, Expiring 06/15/12	Deutsche Bank	MXN	62	4,647	4,703	56
Expiring 06/15/12	Hong Kong & Shanghai Bank	MXN	11,632	905,475	889,035	(16,440)
New Taiwanese Dollar, Expiring 06/05/12	UBS Securities	TWD	21,560	732,696	738,278	5,582
Norwegian Krone, Expiring 05/24/12	Barclays Capital Group	NOK	841	145,130	146,808	1,678
Expiring 05/24/12	Hong Kong & Shanghai Bank	NOK	841	145,125	146,808	1,683
Expiring 05/24/12	Royal Bank of Canada	NOK	842	145,305	146,982	1,677
Singapore Dollar, Expiring 05/15/12	UBS Securities	SGD	1	1,123	1,149	26

				$8,925,468	$8,830,744	$(94,724)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 06/07/12	Hong Kong & Shanghai Bank	AUD	5,167	$5,326,660	$5,360,865	$(34,205)
Brazilian Real, Expiring 06/04/12	Morgan Stanley	BRL	2,789	1,596,066	1,452,125	143,941
British Pound, Expiring 05/02/12	Deutsche Bank	GBP	1,376	2,179,199	2,233,083	(53,884)
Expiring 06/01/12	Barclays Capital Group	GBP	1,343	2,152,158	2,179,075	(26,917)
Canadian Dollar, Expiring 06/21/12	Barclays Capital Group	CAD	430	434,104	434,768	(664)
Euro, Expiring 05/09/12	Bank of New York Mellon	EUR	610	836,963	806,954	30,009
Expiring 06/14/12	Barclays Capital Group	EUR	3,663	4,785,680	4,849,684	(64,004)

Japanese Yen, Expiring 06/07/12	Barclays Capital Group	JPY	27,361	332,977	342,817	(9,840)
South Korean Won, Expiring 07/12/12	UBS Securities	KRW	10,675	9,468	9,398	70

				$17,653,275	$17,668,769	$(15,494)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of April 30, 2012.

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	$1,500	06/20/17	1.500%	3 month LIBOR(2)	$(25,779)	$(16,583)	$(9,196)	Deutsche Bank
	2,400	06/20/22	2.250%	3 month LIBOR(2)	(37,622)	(4,292)	(33,330)	UBS AG
AUD	500	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	37,117	(1,923)	39,040	Barclays Bank PLC
AUD	300	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	22,270	(1,032)	23,302	Deutsche Bank
BRL	3,900	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	123,948	(8,434)	132,382	Goldman Sachs & Co.
BRL	2,800	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	90,059	390	89,669	Barclays Bank PLC
BRL	4,000	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	26,035	—	26,035	Bank of America Securities LLC
BRL	2,000	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	14,075	—	14,075	Goldman Sachs & Co.
MXN	10,800	03/05/13	6.500%	28 day Mexican interbank rate(1)	13,610	(191)	13,801	Morgan Stanley & Co.
MXN	10,000	06/02/21	7.500%	28 day Mexican interbank rate(1)	67,512	31,168	36,344	UBS AG
Exchange-traded swap agreements:
	$4,300	06/20/17	1.500%	3 month LIBOR(1)	(74,242)	(50,278)	(23,964)	—
EUR	1,500	03/21/17	2.000%	6 month Euribor(1)	58,208	(9,004)	67,212	—

					$315,191	$(60,179)	$375,370

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of April 30, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,900	$(122,387)	$—	$(122,387)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	530	(34,243)	—	(34,243)	Morgan Stanley & Co.

				$(156,630)	$—	$(156,630)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Dow Jones CDX IG5 Index	12/20/12	0.140%	$2,700	$23	$—	$23	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	700	6	—	6	Morgan Stanley & Co.
Embarq Corp.	03/20/14	1.250%	300	(4,942)	—	(4,942)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	200	(3,997)	12	(4,009)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(3,375)	—	(3,375)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	100	(1,748)	5	(1,753)	Morgan Stanley & Co.
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	10,842	210,572	482,925	(272,353)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	9,293	(172,506)	83,770	(256,276)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	2,226	(24,948)	(6,426)	(18,522)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	4,000	(42,670)	17,920	(60,590)	—
Dow Jones CDX IG14 5Y Index	06/20/15	5.000%	291	(7,655)	4,365	(12,020)	—

				$(51,240)	$582,571	$(633,811)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract risk exposure as of April 30, 2012.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s/Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$183,585,621	$—	$—
Preferred Stocks	640,842	2,562	—
Unaffiliated Mutual Fund	72,581	—	—
Asset-Backed Securities	—	6,682,069	350,203
Commerical Mortgage-Backed Security	—	108,066	—
Corporate Bonds	—	25,787,864	—
Foreign Government Bonds	—	5,522,687	—
Municipal Bonds	—	4,366,894	—
Residential Mortgage-Backed Securities	—	3,504,317	26,196
U.S. Government Agency Obligations	—	34,706,264	—
U.S. Treasury Obligations	—	22,098,209	—
Repurchase Agreement	—	5,400,000	—
Options Written	—	(107,128)	—
Affiliated Money Market Mutual Fund	9,373,918	—	—
Securities Sold Short - U.S. Government Agency Obligations	—	(9,487,187)	—
Other Financial Instruments*
Futures	10,719	—	—
Forward foreign currency exchange contracts	—	(110,218)	—
Interest rate swap agreements	43,248	332,122	—
Credit default swap agreements	(619,761)	(170,680)	—

Total	$193,107,168	$98,635,841	$376,399

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the official NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provide by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to- market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 21, 2012

*	Print the name and title of each signing officer under his or her signature.